UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22001

                             db-X Exchange-Traded Funds Inc.

(Exact name of registrant as specified in charter)

60 Wall Street

                                         New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

                                         New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 250-4352

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

November 30, 2013

Unaudited

db-X Exchange-Traded Funds Inc.

db X-trackers 2010 Target Date Fund (TDD)

db X-trackers 2020 Target Date Fund (TDH)

db X-trackers 2030 Target Date Fund (TDN)

db X-trackers 2040 Target Date Fund (TDV)

db X-trackers In-Target Date Fund (TDX)

db-X Exchange-Traded Funds Inc.

TO OUR SHAREHOLDERS:

Shareholder Letter

Dear Shareholder,

We are pleased to present this semi-annual report for db-X Exchange-Trade Funds Inc, which covers the six-month period ended November 30, 2013.

We believe that these funds provide convenient, efficient and transparent access to a sophisticated target-date investment strategy. A strengthening economy boosted the domestic equity market (as measured by the S&P 500) during the six-month period ended November 30, 2013, contributing to solid NAV returns of 12.03% and 9.05%, respectively, for the db-X 2040 Target Date Fund and the db-X 2030 Target Date Fund, which have the greatest percentage allocations to equities, The db-X 2020 Target Date Fund, which has a more balanced allocation between equity and fixed-income securities, experienced a NAV return of 6.95%. For investors with a shorter investment horizon, the db-X 2010 Target Date Fund and the db-X In-Target Target Date Fund, which allocate a large percentage of assets to fixed-income securities, experienced NAV returns of 2.65% and 4.34%, respectively.

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. We appreciate your trust and look forward to serving your investment needs with these innovative index-driven strategies.

Sincerely,

Alex Depetris Chairman, President and Chief Executive Officer

*************************

Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxus.com.

An index is a statistical measure of a specified financial market or sector. An index is unmanaged and one cannot invest directly in an index. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2010 Target Date Fund (TDD) (Unaudited)

The db-X 2010 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2010 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2013, the Fund’s net asset value increased 2.65%, compared to an increase of 3.15% for the Zacks 2010 Lifecycle Index and 2.52% for the Dow Jones Target 2010 Index. The fund’s performance benefited from favorable results in several equity sectors, in particular Energy, Information Technology and Industrials, partially offset by the Fund’s heavier weighting to fixed income securities, in particular short-term U.S. Treasuries.

Performance as of 11/30/13

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	5.34%	14.54%	6.07%	3.37%
Five Year	4.88%	4.47%	5.30%	8.44%
Since Inception[1]	1.65%	1.09%	2.00%	4.29%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
Six Months	2.65%	3.54%	3.15%	2.52%
One Year	5.34%	14.54%	6.07%	3.37%
Five Year	26.90%	24.43%	29.48%	49.95%
Since Inception[1]	10.63%	6.94%	13.02%	29.56%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2013, as disclosed in the most recent prospectus dated October 1, 2013, was 1.53%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/14.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash sub indexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/13

* Weightings are expressed as a percentage of total investments and may change over time.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2010 Target Date Fund (TDD) (Unaudited) (Continued)

Top Ten Holdings2 as of 11/30/13

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	104	$57,831	0.6%
Exxon Mobil Corp.	517	48,328	0.5%
Microsoft Corp.	1,120	42,707	0.4%
Google, Inc., Class A	38	40,264	0.4%
General Electric Co.	1,265	33,725	0.3%
Berkshire Hathaway, Inc., Class B	283	32,977	0.3%
Johnson & Johnson	329	31,144	0.3%
Wal-Mart Stores, Inc.	379	30,704	0.3%
Wells Fargo & Co.	626	27,556	0.3%
Chevron Corp.	222	27,182	0.3%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
European Investment Bank, 4.63%, 05/15/14	$521,000	$531,516	5.3%
U.S. Treasury Note/Bond, 1.75%, 03/31/14	500,000	502,695	5.0%
U.S. Treasury Note/Bond, 4.75%, 05/15/14	434,800	443,929	4.4%
U.S. Treasury Note/Bond, 1.00%, 01/15/14	386,000	386,445	3.8%
U.S. Treasury Note/Bond, 1.75%, 01/31/14	382,000	383,067	3.8%
U.S. Treasury Note/Bond, 0.25%, 05/31/14	330,000	330,219	3.3%
Goldman Sachs Group (The), Inc., 5.00%, 10/01/14	315,000	326,345	3.2%
Merrill Lynch & Co., Inc., 5.00%, 01/15/15	280,000	293,098	2.9%
Wells Fargo & Co., 5.00%, 11/15/14	278,000	289,592	2.9%
U.S. Treasury Note/Bond, 0.25%, 03/31/14	252,000	252,103	2.5%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

Sector Breakdown* as of 11/30/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2020 Target Date Fund (TDH) (Unaudited)

The db-X 2020 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2020 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2013, the Fund’s net asset value increased 6.95%, compared to an increase of 7.42% for the Zacks 2020 Lifecycle Index and 4.78% for the Dow Jones Target 2020 Index. The fund’s performance benefitted from favorable results in several equity sectors, in particular Energy, Information Technology and Industrials as well as strong performance in intermediate-term U.S. Treasuries.

Performance as of 11/30/13

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	15.67%	15.78%	16.27%	9.58%
Five Year	11.26%	9.99%	11.53%	11.42%
Since Inception[1]	3.17%	1.90%	3.38%	3.91%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
Six Months	6.95%	1.61%	7.42%	4.78%
One Year	15.67%	15.78%	16.27%	9.58%
Five Year	70.50%	60.98%	72.57%	71.69%
Since Inception[1]	21.20%	12.34%	22.77%	26.67%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2013, as disclosed in the most recent prospectus dated October 1, 2013, was 1.15%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/14.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/13

* Weightings are expressed as a percentage of total investments and may change over time.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2020 Target Date Fund (TDH) (Unaudited) (Continued)

Top Ten Holdings2 as of 11/30/13

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	656	$364,781	1.3%
Exxon Mobil Corp.	3,262	304,932	1.1%
Microsoft Corp.	6,977	266,034	1.0%
Google, Inc., Class A	241	255,362	1.0%
Berkshire Hathaway, Inc., Class B	1,781	207,539	0.9%
General Electric Co.	7,735	206,216	0.7%
Wal-Mart Stores, Inc.	2,410	195,235	0.7%
Johnson & Johnson	2,032	192,350	0.7%
Chevron Corp.	1,400	171,416	0.6%
Procter & Gamble (The) Co.	2,000	168,440	0.6%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Note/Bond, 4.25%, 08/15/15	$1,686,700	$1,801,902	6.5%
U.S. Treasury Note/Bond, 1.25%, 09/30/15	1,331,700	1,355,889	4.9%
U.S. Treasury Note/Bond, 1.88%, 06/30/15	1,268,000	1,301,087	4.7%
U.S. Treasury Note/Bond, 2.13%, 05/31/15	968,800	996,540	3.6%
U.S. Treasury Note/Bond, 2.50%, 03/31/15	684,800	705,678	2.5%
Federal National Mortgage Association, 5.00%, 04/15/15	622,000	662,676	2.4%
U.S. Treasury Note/Bond, 2.38%, 02/28/15	641,800	659,224	2.4%
U.S. Treasury Note/Bond, 4.00%, 02/15/15	614,500	642,609	2.3%
U.S. Treasury Note/Bond, 2.00%, 01/31/16	611,000	633,268	2.3%
Oracle Corp., 5.25%, 01/15/16	378,000	414,467	1.5%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

Sector Breakdown* as of 11/30/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2030 Target Date Fund (TDN) (Unaudited)

The db-X 2030 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2030 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2013, the Fund’s net asset value increased 9.05%, compared to an increase of 9.56% for the Zacks 2030 Lifecycle Index and 7.62% for the Dow Jones Target 2030 Index. The fund’s performance benefitted from its heavy weighting to equities with favorable results in several sectors, in particular Energy, Information Technology and Industrials.

Performance as of 11/30/13

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	20.36%	26.79%	21.00%	17.21%
Five Year	14.31%	13.95%	14.96%	14.90%
Since Inception[1]	3.00%	2.55%	3.48%	4.00%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
Six Months	9.05%	5.74%	9.56%	7.62%
One Year	20.36%	26.79%	21.00%	17.21%
Five Year	95.16%	92.15%	100.79%	100.28%
Since Inception[1]	19.98%	16.83%	23.51%	27.33%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2013, as disclosed in the most recent prospectus dated October 1, 2013, was 1.16%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/14.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/13

* Weightings are expressed as a percentage of total investments and may change over time.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2030 Target Date Fund (TDN) (Unaudited) (Continued)

Top Ten Holdings2 as of 11/30/13

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	1,178	$655,051	2.0%
Exxon Mobil Corp.	5,693	532,182	1.6%
Microsoft Corp.	12,395	472,621	1.4%
Google, Inc., Class A	441	467,279	1.4%
Berkshire Hathaway, Inc., Class B	3,133	365,088	1.1%
General Electric Co.	12,930	344,714	1.0%
Wal-Mart Stores, Inc.	4,247	344,049	1.0%
Johnson & Johnson	3,558	336,800	1.0%
Chevron Corp.	2,469	302,304	0.9%
Procter & Gamble (The) Co.	3,504	295,107	0.9%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
Amgen, Inc., 5.65%, 06/15/42	$257,000	$270,164	0.8%
Southern California Edison Co., 6.05%, 03/15/39	217,000	260,523	0.8%
Shell International Finance BV, 6.38%, 12/15/38	180,000	221,737	0.7%
AT&T, Inc., 5.55%, 08/15/41	198,000	197,508	0.6%
U.S. Treasury Bond, 4.63%, 02/15/40	170,400	197,012	0.6%
Travelers Cos., Inc. (The), 5.35%, 11/01/40	162,000	178,584	0.6%
MetLife, Inc., 5.88%, 02/06/41	150,000	170,667	0.5%
Lowe’s Cos., Inc., 5.13%, 11/15/41	162,000	167,816	0.5%
JPMorgan Chase & Co., 5.60%, 07/15/41	151,000	165,510	0.5%
HSBC Holdings PLC, 6.10%, 01/14/42	137,000	164,627	0.5%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

Sector Breakdown* as of 11/30/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2040 Target Date Fund (TDV) (Unaudited)

The db-X 2040 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2040 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2013, the Fund’s net asset value increased 12.03%, compared to an increase of 12.42% for the Zacks 2040 Lifecycle Index and 9.72% for the Dow Jones Target 2040 Index. The fund’s performance benefitted from its heavy weighting to equities with favorable results in several sectors, in particular Energy, Information Technology and Industrials.

Performance as of 11/30/13

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	27.16%	25.92%	27.61%	23.06%
Five Year	15.70%	16.03%	15.73%	17.11%
Since Inception[1]	3.13%	3.03%	3.16%	4.24%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
Six Months	12.03%	15.27%	12.42%	9.72%
One Year	27.16%	25.92%	27.61%	23.06%
Five Year	107.32%	110.28%	107.56%	120.25%
Since Inception[1]	20.97%	20.25%	21.16%	29.21%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2013, as disclosed in the most recent prospectus dated October 1, 2013, was 1.17%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/14.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/13

* Weightings are expressed as a percentage of total investments and may change over time.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers 2040 Target Date Fund (TDV) (Unaudited) (Continued)

Top Ten Holdings2 as of 11/30/13

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	1,460	$811,862	2.4%
Exxon Mobil Corp.	7,008	655,107	2.0%
Microsoft Corp.	15,060	574,237	1.7%
Google, Inc., Class A	538	570,059	1.7%
Berkshire Hathaway, Inc., Class B	3,825	445,727	1.3%
General Electric Co.	16,609	442,795	1.3%
Wal-Mart Stores, Inc.	5,176	419,308	1.3%
Johnson & Johnson	4,362	412,907	1.2%
Chevron Corp.	3,007	368,177	1.1%
Procter & Gamble (The) Co.	4,295	361,725	1.1%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Bond, 4.38%, 11/15/39	$191,200	$212,815	0.6%
U.S. Treasury Bond, 4.38%, 05/15/41	183,400	203,760	0.6%
U.S. Treasury Bond, 3.13%, 02/15/42	177,100	156,401	0.5%
U.S. Treasury Bond, 4.75%, 02/15/37	107,000	125,867	0.4%
U.S. Treasury Bond, 4.63%, 02/15/40	98,700	114,114	0.3%
U.S. Treasury Bond, 3.88%, 08/15/40	84,800	86,847	0.3%
U.S. Treasury Bond, 4.38%, 05/15/40	75,800	84,322	0.3%
U.S. Treasury Bond, 4.75%, 02/15/41	68,500	80,702	0.2%
U.S. Treasury Bond, 4.50%, 02/15/36	66,200	75,271	0.2%
Tennessee Valley Authority, 4.88%, 01/15/48	54,000	53,037	0.2%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

Sector Breakdown* as of 11/30/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers In-Target Date Fund (TDX) (Unaudited)

The db-X In-Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks In-Target Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2013, the Fund’s net asset value increased 4.34%, compared to an increase of 4.78% for the Zacks In-Target Lifecycle Index and 1.98% for the Dow Jones Target Today Index. The fund’s performance benefited from favorable results in several equity sectors, in particular Energy, Information Technology and Industrials, partially offset by the Fund’s heavier weighting to fixed income securities, in particular short-term U.S. Treasuries.

Performance as of 11/30/13

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	9.31%	12.71%	10.07%	1.62%
Five Year	4.94%	4.34%	5.28%	7.15%
Since Inception[1]	3.63%	2.78%	3.91%	4.75%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
Six Months	4.34%	1.96%	4.78%	1.98%
One Year	9.31%	12.71%	10.07%	1.62%
Five Year	27.24%	23.66%	29.36%	41.26%
Since Inception[1]	24.63%	18.40%	26.70%	33.12%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2013, as disclosed in the most recent prospectus dated October 1, 2013, was 1.47%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/14.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

Asset Class Breakdown* as of 11/30/13

* Weightings are expressed as a percentage of total investments and may change over time.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db X-trackers In-Target Date Fund (TDX) (Unaudited) (Continued)

Top Ten Holdings2 as of 11/30/13

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	178	$98,980	0.8%
Exxon Mobil Corp.	882	82,450	0.7%
Microsoft Corp.	1,856	70,769	0.6%
Google, Inc., Class A	65	68,874	0.6%
Berkshire Hathaway, Inc., Class B	483	56,283	0.5%
General Electric Co.	2,052	54,707	0.5%
Wal-Mart Stores, Inc.	647	52,414	0.5%
Johnson & Johnson	551	52,158	0.5%
Wells Fargo & Co.	1,069	47,058	0.5%
Chevron Corp.	380	46,528	0.4%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Note/Bond, 0.25%, 03/31/14	$772,000	$772,316	6.6%
U.S. Treasury Note/Bond, 4.75%, 05/15/14	582,900	595,139	5.1%
European Investment Bank, 4.63%, 05/15/14	515,000	525,395	4.5%
U.S. Treasury Note/Bond, 1.00%, 01/15/14	382,000	382,440	3.3%
U.S. Treasury Note/Bond, 1.75%, 01/31/14	378,000	379,056	3.2%
Goldman Sachs Group (The), Inc., 5.00%, 10/01/14	312,000	323,237	2.8%
Merrill Lynch & Co., Inc., 5.00%, 01/15/15	278,000	291,004	2.5%
Wells Fargo & Co., 5.00%, 11/15/14	275,000	286,467	2.4%
U.S. Treasury Note/Bond, 2.13%, 05/31/15	198,000	203,669	1.7%
U.S. Treasury Note/Bond, 2.50%, 03/31/15	197,000	203,006	1.7%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxus.com.

Sector Breakdown* as of 11/30/13

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

FEES AND EXPENSES (Unaudited)

As a shareholder of one or more of the funds of db-X Exchange-Traded Funds Inc. (each, a “Fund” and collectively, the “Funds” or “db-X Target Date Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six month period ended November 30, 2013.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs including brokerage commissions on purchases and sales of funds. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) June 1, 2013 to November 30, 2013
db X-trackers 2010 Target Date Fund
Actual	$1,000.00	$1,026.50	0.65%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
db X-trackers 2020 Target Date Fund
Actual	$1,000.00	$1,069.50	0.65%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
db X-trackers 2030 Target Date Fund
Actual	$1,000.00	$1,090.48	0.65%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
db X-trackers 2040 Target Date Fund
Actual	$1,000.00	$1,120.26	0.65%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
db X-trackers In-Target Date Fund
Actual	$1,000.00	$1,043.35	0.65%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29

(1) DBX Strategic Advisors LLC (the “Advisor”), has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of each Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2014. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by the Advisor.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 1, 2013 to November 30, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 365.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 22.8%
Basic Materials — 1.2%
Air Liquide SA (France)	29	$4,043
Air Products & Chemicals, Inc.	103	11,210
Axiall Corp.	100	4,530
BASF SE (Germany)	91	9,719
BHP Billiton Ltd. (Australia)	308	10,484
BHP Billiton PLC (United Kingdom)	204	6,205
Dow Chemical (The) Co.	136	5,312
E.I. du Pont de Nemours & Co.	106	6,506
Freeport-McMoRan Copper & Gold, Inc.	100	3,469
Glencore Xstrata PLC (Switzerland)*	960	4,867
Horsehead Holding Corp.*	200	2,994
Linde AG (Germany)	23	4,697
Materion Corp.	100	2,876
Monsanto Co.	61	6,913
Newmont Mining Corp.	275	6,828
PolyOne Corp.	100	3,246
Rio Tinto PLC (United Kingdom)	147	7,845
Sherwin-Williams (The) Co.	56	10,250
Syngenta AG (Switzerland)	11	4,320
Wausau Paper Corp.	200	2,428

		118,742

Communications — 2.5%
Amazon.com, Inc.*	51	20,075
Anixter International, Inc.*	30	2,652
ARRIS Group, Inc.*	100	2,052
AT&T, Inc.	637	22,428
Bankrate, Inc.*	100	1,874
BT Group PLC (United Kingdom)	709	4,324
Cisco Systems, Inc.	600	12,750
Comcast Corp., Class A	297	14,811
Deutsche Telekom AG (Germany)	290	4,605
Dice Holdings, Inc.*	200	1,456
DigitalGlobe, Inc.*	100	3,960
Discovery Communications, Inc., Class A*	117	10,211
Entravision Communications Corp., Class A	300	1,983
Facebook, Inc., Class A*	202	9,496
Finisar Corp.*	100	2,069
Google, Inc., Class A*	38	40,264
Harte-Hanks, Inc.	200	1,592
Leap Wireless International, Inc.*	300	4,983
News Corp., Class A*	600	10,776
Nielsen Holdings NV (Netherlands)	193	8,330
SoftBank Corp. (Japan)	100	8,092
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	268	3,338
Telefonica SA (Spain)	387	6,368
Thomson Reuters Corp. (Canada)	96	3,575
Verizon Communications, Inc.	329	16,325
Vodafone Group PLC (United Kingdom)	4,381	16,259
Walt Disney (The) Co.	205	14,461

		249,109

Consumer, Cyclical — 2.0%
Adidas AG (Germany)	19	2,311
Bayerische Motoren Werke AG (Germany)	35	4,022

	Number of Shares	Value

Consumer, Cyclical (Continued)
Bloomin’ Brands, Inc.*	100	$2,620
Bob Evans Farms, Inc.	100	5,559
Brunswick Corp.	100	4,570
Cabela’s, Inc.*	100	6,125
Cie Financiere Richemont SA (Switzerland)	65	6,605
Compass Group PLC (United Kingdom)	241	3,632
CVS Caremark Corp.	138	9,240
Daimler AG (Germany)	84	6,963
Dana Holding Corp.	200	4,056
Fifth & Pacific Cos., Inc.*	100	3,266
Ford Motor Co.	430	7,344
Fred’s, Inc., Class A	100	1,736
General Motors Co.*	152	5,887
Hennes & Mauritz AB, Class B (Sweden)	82	3,475
Home Depot (The), Inc.	172	13,875
Honda Motor Co. Ltd. (Japan)	131	5,537
Inditex SA (Spain)	26	4,146
Lions Gate Entertainment Corp. (Canada)*	200	6,328
LVMH Moet Hennessy Louis Vuitton SA (France)	25	4,713
M/I Homes, Inc.*	100	2,197
Mitsubishi Corp. (Japan)	100	1,967
NIKE, Inc., Class B	107	8,468
Nissan Motor Co. Ltd. (Japan)	200	1,827
Republic Airways Holdings, Inc.*	200	2,252
Ruby Tuesday, Inc.*	300	2,115
Six Flags Entertainment Corp.	100	3,721
Target Corp.	82	5,242
Toyota Motor Corp. (Japan)	233	14,511
W.W. Grainger, Inc.	35	9,027
Walgreen Co.	103	6,098
Wal-Mart Stores, Inc.	379	30,704

		200,139

Consumer, Non-cyclical — 4.8%
Align Technology, Inc.*	100	5,464
Alkermes PLC (Ireland)*	100	4,038
Amgen, Inc.	86	9,811
AmSurg Corp.*	100	4,832
Anheuser-Busch InBev NV (Belgium)	79	8,067
Array BioPharma, Inc.*	400	2,288
AstraZeneca PLC (United Kingdom)	112	6,439
Avis Budget Group, Inc.*	100	3,686
Bayer AG (Germany)	74	9,874
Becton Dickinson and Co.	110	11,945
Brink’s (The) Co.	100	3,353
British American Tobacco PLC (United Kingdom)	179	9,552
Cardinal Health, Inc.	171	11,048
Coca-Cola (The) Co.	522	20,978
Convergys Corp.	200	4,104
CSL Ltd. (Australia)	61	3,816
Danone (France)	52	3,779
Diageo PLC (United Kingdom)	238	7,579
Gilead Sciences, Inc.*	168	12,568
GlaxoSmithKline PLC (United Kingdom)	453	11,997
Harris Teeter Supermarkets, Inc.	25	1,235

See Notes to Financial Statements.	13

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Humana, Inc.	81	$8,423
Impax Laboratories, Inc.*	100	2,404
Isis Pharmaceuticals, Inc.*	100	3,876
Japan Tobacco, Inc. (Japan)	100	3,377
JM Smucker (The) Co.	55	5,733
Johnson & Johnson	329	31,144
Live Nation Entertainment, Inc.*	183	3,362
L’Oreal SA (France)	22	3,681
Magellan Health Services, Inc.*	7	428
MAKO Surgical Corp.*	200	5,992
MasterCard, Inc., Class A	14	10,651
Merck & Co., Inc.	348	17,341
Molina Healthcare, Inc.*	67	2,251
Mondelez International, Inc., Class A	203	6,807
Monster Worldwide, Inc.*	400	2,252
Nestle SA (Switzerland)	285	20,815
Novartis AG (Switzerland)	203	16,047
Novo Nordisk A/S, Class B (Denmark)	36	6,450
NuVasive, Inc.*	100	3,325
Orexigen Therapeutics, Inc.*	300	2,049
Performant Financial Corp.*	200	2,098
Pfizer, Inc.	828	26,272
Pilgrim’s Pride Corp.*	200	3,276
Procter & Gamble (The) Co.	313	26,360
Raptor Pharmaceutical Corp.*	200	2,778
Reckitt Benckiser Group PLC (United Kingdom)	66	5,302
Roche Holding AG (Switzerland)	63	17,564
SABMiller PLC (United Kingdom)	87	4,489
Sanofi (France)	109	11,529
Seaboard Corp.	1	2,825
Seattle Genetics, Inc.*	167	6,862
Select Medical Holdings Corp.	167	1,446
Snyder’s-Lance, Inc.	100	2,881
Takeda Pharmaceutical Co. Ltd. (Japan)	100	4,856
Tesco PLC (United Kingdom)	972	5,534
Teva Pharmaceutical Industries Ltd. (Israel)	93	3,765
Theravance, Inc.*	100	3,776
Unilever NV (Netherlands)	159	6,265
Unilever PLC (United Kingdom)	125	5,050
UnitedHealth Group, Inc.	130	9,682
Whole Foods Market, Inc.	180	10,188
Wright Medical Group, Inc.*	100	2,981

		478,640

Diversified — 0.0% (a)
Hutchison Whampoa Ltd. (Hong Kong)	198	2,518

Energy — 2.1%
Apache Corp.	48	4,392
BG Group PLC (United Kingdom)	336	6,864
BP PLC (United Kingdom)	1,726	13,613
Cameron International Corp.*	124	6,868
Chevron Corp.	222	27,182
Continental Resources, Inc.*	100	10,751
CVR Energy, Inc.	100	3,948
Dril-Quip, Inc.*	29	3,148
Eni S.p.A. (Italy)	231	5,559

	Number of Shares	Value

Energy (Continued)
Exxon Mobil Corp.	517	$48,328
Gulfport Energy Corp.*	100	5,843
Helix Energy Solutions Group, Inc.*	100	2,221
Oasis Petroleum, Inc.*	100	4,613
Pioneer Natural Resources Co.	15	2,666
Royal Dutch Shell PLC, Class A (United Kingdom)	328	10,992
Schlumberger Ltd. (Netherland Antilles)	149	13,175
SolarCity Corp.*	100	5,228
Southwestern Energy Co.*	224	8,660
Statoil ASA (Norway)	154	3,479
Total SA (France)	184	11,150
Valero Energy Corp.	288	13,167
Woodside Petroleum Ltd. (Australia)	111	3,779

		215,626

Financial — 4.9%
AIA Group Ltd. (Hong Kong)	1,032	5,232
Allianz SE (Germany)	40	6,949
American Express Co.	128	10,982
American International Group, Inc.	172	8,556
American Tower Corp. REIT	45	3,500
Australia & New Zealand Banking Group Ltd. (Australia)	249	7,230
AXA SA (France)	152	3,983
Banco Bilbao Vizcaya Argentaria SA (Spain)	514	6,142
Banco Santander SA (Spain)	1,346	11,967
Bancorp (The), Inc.*	100	1,830
Bank of America Corp.	1,231	19,474
Barclays PLC (United Kingdom)	1,049	4,664
Berkshire Hathaway, Inc., Class B*	283	32,977
BNP Paribas SA (France)	88	6,607
Boston Properties, Inc. REIT	90	8,954
Charles Schwab (The) Corp.	152	3,721
Citigroup, Inc.	350	18,522
CNO Financial Group, Inc.	200	3,384
Commonwealth Bank of Australia (Australia)	145	10,271
Community Trust Bancorp, Inc.	100	4,573
Credit Suisse Group AG (Switzerland)*	128	3,810
Deutsche Bank AG (Germany) (b)	93	4,485
DFC Global Corp.*	100	1,001
Dime Community Bancshares, Inc.	100	1,682
Dynex Capital, Inc. REIT	200	1,678
Equity One, Inc. REIT	173	3,875
First American Financial Corp.	100	2,646
FirstMerit Corp.	100	2,296
General Growth Properties, Inc. REIT	480	9,959
Geo Group (The), Inc. REIT	177	5,806
Glimcher Realty Trust REIT	100	971
Goldman Sachs Group (The), Inc.	53	8,954
Hancock Holding Co.	100	3,520
Hanmi Financial Corp.	100	2,056
Health Care REIT, Inc.	144	8,063
Healthcare Realty Trust, Inc. REIT	100	2,213
Higher One Holdings, Inc.*	200	1,968
Highwoods Properties, Inc. REIT	154	5,532
HSBC Holdings PLC (United Kingdom)	1,605	17,909

See Notes to Financial Statements.	14

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Financial (Continued)
ING Groep NV (Netherlands)*	381	$4,948
Investors Bancorp, Inc.	100	2,407
JPMorgan Chase & Co.	434	24,834
Kite Realty Group Trust REIT	300	1,965
LaSalle Hotel Properties REIT	50	1,566
Lexington Realty Trust REIT	200	2,054
Lloyds Banking Group PLC (United Kingdom)*	3,935	4,984
MetLife, Inc.	124	6,472
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,200	7,719
Mizuho Financial Group, Inc. (Japan)	1,913	4,015
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	18	3,938
National Australia Bank Ltd. (Australia)	214	6,736
Nationstar Mortgage Holdings, Inc.*	100	3,963
Ocwen Financial Corp.*	200	11,332
OMEGA Healthcare Investors, Inc. REIT	65	2,125
Piper Jaffray Cos.*	100	3,802
Prospect Capital Corp.	200	2,282
Prudential PLC (United Kingdom)	299	6,395
RLJ Lodging Trust REIT	100	2,414
Roma Financial Corp.*	100	1,985
Ryman Hospitality Properties REIT	13	544
Sandy Spring Bancorp, Inc.	100	2,918
Simon Property Group, Inc. REIT	49	7,343
Standard Chartered PLC (United Kingdom)	210	4,977
Starwood Property Trust, Inc. REIT	100	2,787
Strategic Hotels & Resorts, Inc. REIT*	200	1,786
Sumitomo Mitsui Financial Group, Inc. (Japan)	81	4,009
Susquehanna Bancshares, Inc.	100	1,259
T. Rowe Price Group, Inc.	129	10,379
Travelers (The) Cos., Inc.	44	3,993
Two Harbors Investment Corp. REIT	300	2,775
U.S. Bancorp	216	8,472
UBS AG (Switzerland)*	337	6,425
United Community Banks, Inc.*	100	1,835
Visa, Inc., Class A	99	20,143
Webster Financial Corp.	100	2,948
Wells Fargo & Co.	626	27,556
Westpac Banking Corp. (Australia)	300	8,979
Zurich Insurance Group AG (Switzerland)*	13	3,627

		496,633

Industrial — 2.2%
A.O. Smith Corp.	100	5,415
ABB Ltd. (Switzerland)*	219	5,603
Boeing (The) Co.	87	11,680
Caterpillar, Inc.	75	6,345
Comfort Systems USA, Inc.	100	2,050
CSX Corp.	117	3,191
Darling International, Inc.*	100	2,073
Deutsche Post AG (Germany)	78	2,759
Eaton Corp. PLC (Ireland)	55	3,996
Emerson Electric Co.	105	7,034
European Aeronautic Defence and Space Co. NV (France)	52	3,693
Federal Signal Corp.*	200	3,126
General Dynamics Corp.	40	3,666

	Number of Shares	Value

Industrial (Continued)
General Electric Co.	1,265	$33,725
Graphic Packaging Holding Co.*	400	3,592
Hexcel Corp.*	200	8,786
Hitachi Ltd. (Japan)	400	2,948
Ingersoll-Rand PLC (Ireland)	148	10,570
Jacobs Engineering Group, Inc.*	66	3,944
Koninklijke Philips NV (Netherlands)	144	5,155
Louisiana-Pacific Corp.*	100	1,640
Newport Corp.*	100	1,715
NL Industries, Inc.	200	2,334
Norfolk Southern Corp.	37	3,245
Old Dominion Freight Line, Inc.*	100	5,153
PHI, Inc.*	100	4,247
Rolls-Royce Holdings PLC (United Kingdom)*	186	3,759
Schneider Electric SA (France)	58	4,911
Siemens AG (Germany)	77	10,170
Stanley Black & Decker, Inc.	81	6,593
Union Pacific Corp.	54	8,749
United Parcel Service, Inc., Class B	107	10,955
United Technologies Corp.	111	12,305
Vinci SA (France)	61	3,923
Waste Management, Inc.	235	10,734
Woodward, Inc.	100	4,290

		224,074

Technology — 2.8%
3D Systems Corp.*	100	7,516
Activision Blizzard, Inc.	546	9,397
Apple, Inc.	104	57,831
ASML Holding NV (Netherlands)	36	3,370
Aspen Technology, Inc.*	100	3,953
Canon, Inc. (Japan)	200	6,657
Cognizant Technology Solutions Corp., Class A*	140	13,145
EMC Corp.	242	5,772
Fidelity National Information Services, Inc.	145	7,349
First Solar, Inc.*	100	5,982
InnerWorkings, Inc.*	200	1,376
Intel Corp.	603	14,375
International Business Machines Corp.	132	23,717
Mentor Graphics Corp.	200	4,505
Micron Technology, Inc.*	611	12,892
Microsemi Corp.*	167	4,080
Microsoft Corp.	1,120	42,707
Oracle Corp.	544	19,198
PDF Solutions, Inc.*	100	2,320
PTC, Inc.*	173	5,629
Qlik Technologies, Inc.*	67	1,680
QUALCOMM, Inc.	207	15,231
SAP AG (Germany)	86	7,122
SciQuest, Inc.*	100	2,796
SS&C Technologies Holdings, Inc.*	100	4,311

		282,911

Utilities — 0.3%
Centrica PLC (United Kingdom)	680	3,764
Dominion Resources, Inc.	67	4,349

See Notes to Financial Statements.	15

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Utilities (Continued)
E.ON SE (Germany)	169	$3,252
GDF Suez (France)	173	4,013
National Grid PLC (United Kingdom)	327	4,147
NextEra Energy, Inc.	50	4,230
Piedmont Natural Gas Co., Inc.	24	796
PPL Corp.	309	9,488

		34,039

TOTAL COMMON STOCKS (Cost $1,875,208)		2,302,431

PREFERRED STOCKS — 0.0% (a)
Consumer, Cyclical — 0.0% (a)
Volkswagen AG (Germany)	15	3,981

Industrial — 0.0% (a)
Rolls-Royce Holdings PLC (United Kingdom)*	22,134	36
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	15,996	26

		62

TOTAL PREFERRED STOCKS (Cost $2,573)		4,043

	Principal Amount	Value

CORPORATE BONDS — 41.8%
Basic Materials — 0.7%
BHP Billiton Finance USA Ltd. (Australia) 1.00%, 2/24/15	$69,000	$69,617

Communications — 1.4%
Orange SA (France) 4.375%, 7/08/14	38,000	38,825
Telefonica Emisiones S.A.U. (Spain) 4.949%, 1/15/15	10,000	10,445
Time Warner Cable, Inc. 7.50%, 4/01/14	51,000	52,115
Verizon Communications, Inc. 1.25%, 11/03/14	38,000	38,253

		139,638

Consumer, Cyclical — 0.5%
Toyota Motor Credit Corp., Series G, MTN 1.25%, 11/17/14	54,000	54,524

Consumer, Non-cyclical — 3.0%
Express Scripts Holding Co. 2.75%, 11/21/14	38,000	38,788
Novartis Capital Corp. (Switzerland) 2.90%, 4/24/15	74,000	76,661
PepsiCo, Inc. 0.75%, 3/05/15	80,000	80,356
UnitedHealth Group, Inc. 4.875%, 3/15/15	101,000	106,534

		302,339

	Principal Amount	Value

Energy — 1.8%
Enterprise Products Operating LLC, Series G 5.60%, 10/15/14	$138,000	$143,944
Shell International Finance BV (Netherlands) 4.00%, 3/21/14	37,000	37,411

		181,355

Financial — 23.1%
American International Group, Inc. 4.25%, 9/15/14	52,000	53,499
Bank of Montreal, MTN (Canada) 1.75%, 4/29/14	31,000	31,189
Bank of New York Mellon (The) Corp., MTN 4.30%, 5/15/14	107,000	108,913
Bank of Nova Scotia (Canada) 3.40%, 1/22/15	44,000	45,520
Barclays Bank PLC (United Kingdom) 5.20%, 7/10/14	71,000	73,034
Citigroup, Inc. 6.375%, 8/12/14	58,000	60,321
4.75%, 5/19/15	95,000	100,310
General Electric Capital Corp. 5.90%, 5/13/14	72,000	73,787
Genworth Holdings, Inc. 5.75%, 6/15/14	52,000	53,582
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	315,000	326,345
HSBC USA, Inc. 2.375%, 2/13/15	75,000	76,683
John Deere Capital Corp. 0.875%, 4/17/15	38,000	38,265
JPMorgan Chase & Co., MTN 1.875%, 3/20/15	76,000	77,165
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	280,000	293,098
MetLife, Inc. 5.00%, 6/15/15	144,000	153,493
Morgan Stanley, Series G, MTN 4.10%, 1/26/15	110,000	114,058
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	50,000	50,386
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	22,000	22,795
Royal Bank of Canada, Series G, MTN (Canada) 1.45%, 10/30/14	76,000	76,832
US Bank NA 4.95%, 10/30/14	117,000	121,823
Wachovia Corp. 5.25%, 8/01/14	33,000	34,014
Wells Fargo & Co., MTN 1.25%, 2/13/15	54,000	54,485
Wells Fargo & Co. 5.00%, 11/15/14	278,000	289,592

		2,329,189

See Notes to Financial Statements.	16

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Principal Amount	Value

Government — 7.6%
African Development Bank (Supranational) 3.00%, 5/27/14	$53,000	$53,720
Asian Development Bank, Series G, MTN (Supranational) 2.75%, 5/21/14	53,000	53,635
European Investment Bank (Supranational) 4.625%, 5/15/14	521,000	531,516
International Finance Corp. (Supranational) 2.75%, 4/20/15	37,000	38,275
International Finance Corp., Series G, MTN (Supranational) 3.00%, 4/22/14	38,000	38,420
Nordic Investment Bank (Supranational) 2.625%, 10/06/14	52,000	53,065

		768,631

Industrial — 0.9%
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	65,000	65,801
United Technologies Corp. 4.875%, 5/01/15	28,000	29,740

		95,541

Technology — 1.6%
Hewlett-Packard Co. 6.125%, 3/01/14	88,000	89,149
International Business Machines Corp. 0.55%, 2/06/15	70,000	70,210

		159,359

Utilities — 1.2%
Constellation Energy Group, Inc. 4.55%, 6/15/15	51,000	53,708
Exelon Generation Co. LLC 5.35%, 1/15/14	68,000	68,368

		122,076

TOTAL CORPORATE BONDS (Cost $4,213,028)		4,222,269

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 34.0%
Federal Home Loan Mortgage Corporation — 0.8%
0.625%, 12/29/14	81,000	81,398

Federal National Mortgage Association — 1.6%
2.625%, 11/20/14	79,000	80,915
5.00%, 4/15/15	71,000	75,643

		156,558

United States Treasury Bonds/ Notes — 31.6%
1.00%, 1/15/14	386,000	386,445
1.75%, 1/31/14	382,000	383,067
0.25%, 3/31/14	252,000	252,103
1.75%, 3/31/14	500,000	502,695
4.75%, 5/15/14	434,800	443,929

	Principal Amount	Value

United States Treasury Bonds/ Notes (Continued)
0.25%, 5/31/14	$330,000	$330,219
2.375%, 9/30/14	150,000	152,757
0.50%, 10/15/14	72,000	72,222
0.25%, 12/15/14	78,000	78,090
4.00%, 2/15/15	143,000	149,541
2.50%, 3/31/15	241,000	248,348
2.125%, 5/31/15	136,000	139,894
0.25%, 5/15/16	53,000	52,824

		3,192,134

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $3,423,332)		3,430,090

SOVEREIGN BOND — 0.1%
Panama Government International Bond (Panama) 7.25%, 3/15/15	8,000	8,660

(Cost $8,627)

TOTAL INVESTMENTS — 98.7% (Cost $9,522,768)		$9,967,493
Other assets less liabilities — 1.3%		126,372

NET ASSETS — 100.0%		$10,093,865

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Less than 0.1%.

(b) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

See Notes to Financial Statements.	17

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 52.3%
Basic Materials — 2.5%
Air Liquide SA (France)	175	$24,397
Air Products & Chemicals, Inc.	657	71,501
Axiall Corp.	400	18,120
BASF SE (Germany)	511	54,576
BHP Billiton Ltd. (Australia)	1,722	58,608
BHP Billiton PLC (United Kingdom)	1,106	33,643
Dow Chemical (The) Co.	849	33,162
E.I. du Pont de Nemours & Co.	639	39,222
Freeport-McMoRan Copper & Gold, Inc.	712	24,699
Glencore Xstrata PLC (Switzerland)*	5,940	30,116
H.B. Fuller Co.	150	7,685
Horsehead Holding Corp.*	1,100	16,467
KapStone Paper and Packaging Corp.	300	15,984
Linde AG (Germany)	106	21,648
Materion Corp.	500	14,380
Monsanto Co.	389	44,085
Newmont Mining Corp.	1,749	43,428
PolyOne Corp.	500	16,230
Rio Tinto PLC (United Kingdom)	685	36,557
Sensient Technologies Corp.	186	9,140
Sherwin-Williams (The) Co.	330	60,400
Syngenta AG (Switzerland)	51	20,031
Wausau Paper Corp.	1,100	13,354

		707,433

Communications — 5.6%
ADTRAN, Inc.	300	7,704
Amazon.com, Inc.*	310	122,022
Anixter International, Inc.*	232	20,509
ARRIS Group, Inc.*	542	11,122
AT&T, Inc.	4,023	141,651
Bankrate, Inc.*	414	7,758
BT Group PLC (United Kingdom)	4,212	25,687
Cisco Systems, Inc.	3,832	81,430
Comcast Corp., Class A	1,904	94,953
Consolidated Communications Holdings, Inc.	114	2,203
Deutsche Telekom AG (Germany)	1,631	25,896
Dice Holdings, Inc.*	1,300	9,464
DigitalGlobe, Inc.*	400	15,840
Discovery Communications, Inc., Class A*	741	64,667
Entravision Communications Corp., Class A	1,900	12,559
Facebook, Inc., Class A*	1,237	58,151
Finisar Corp.*	383	7,924
Google, Inc., Class A*	241	255,362
Harte-Hanks, Inc.	1,300	10,348
Leap Wireless International, Inc.*	628	10,431
News Corp., Class A*	3,600	64,656
Nielsen Holdings NV (Netherlands)	1,271	54,857
SoftBank Corp. (Japan)	537	43,455
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	1,678	20,900
Telefonica SA (Spain)	2,411	39,673
Thomson Reuters Corp. (Canada)	599	22,307
Verizon Communications, Inc.	2,155	106,931
ViaSat, Inc.*	150	9,026

	Number of Shares	Value

Communications (Continued)
Vodafone Group PLC (United Kingdom)	27,457	$101,897
Walt Disney (The) Co.	1,322	93,254

		1,542,637

Consumer, Cyclical — 4.8%
Adidas AG (Germany)	119	14,475
Alaska Air Group, Inc.	300	23,322
Bayerische Motoren Werke AG (Germany)	183	21,029
Bloomin’ Brands, Inc.*	700	18,340
Bob Evans Farms, Inc.	200	11,118
Brunswick Corp.	500	22,850
Cabela’s, Inc.*	400	24,500
Cie Financiere Richemont SA (Switzerland)	285	28,959
Columbia Sportswear Co.	103	7,147
Compass Group PLC (United Kingdom)	1,041	15,688
Cooper Tire & Rubber Co.	400	9,840
CVS Caremark Corp.	873	58,456
Daimler AG (Germany)	487	40,366
Dana Holding Corp.	596	12,087
Domino’s Pizza, Inc.	300	20,740
Fifth & Pacific Cos., Inc.*	600	19,596
Ford Motor Co.	2,748	46,936
Fred’s, Inc., Class A	800	13,888
General Motors Co.*	957	37,065
Genesco, Inc.*	200	14,982
Group 1 Automotive, Inc.	200	13,690
Hennes & Mauritz AB, Class B (Sweden)	506	21,445
Home Depot (The), Inc.	1,085	87,528
Honda Motor Co. Ltd. (Japan)	796	33,644
HSN, Inc.	300	17,220
Iconix Brand Group, Inc.*	300	11,904
Inditex SA (Spain)	123	19,613
Life Time Fitness, Inc.*	114	5,530
Lions Gate Entertainment Corp. (Canada)*	486	15,377
LVMH Moet Hennessy Louis Vuitton SA (France)	139	26,206
M/I Homes, Inc.*	600	13,182
Marriott Vacations Worldwide Corp.*	200	10,448
Men’s Wearhouse (The), Inc.	161	8,230
Mitsubishi Corp. (Japan)	631	12,411
Mobile Mini, Inc.*	300	12,120
NIKE, Inc., Class B	682	53,974
Nissan Motor Co. Ltd. (Japan)	1,170	10,690
Owens & Minor, Inc.	300	11,451
Republic Airways Holdings, Inc.*	1,100	12,386
Restoration Hardware Holdings, Inc.*	300	22,650
Ruby Tuesday, Inc.*	1,242	8,756
Six Flags Entertainment Corp.	371	13,805
Target Corp.	460	29,408
Toyota Motor Corp. (Japan)	1,425	88,745
UniFirst Corp.	100	10,224
W.W. Grainger, Inc.	222	57,258
Walgreen Co.	642	38,006
Wal-Mart Stores, Inc.	2,410	195,235
Wolverine World Wide, Inc.	600	19,746

		1,342,266

See Notes to Financial Statements.	18

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical — 11.0%
ABM Industries, Inc.	300	$8,343
Align Technology, Inc.*	328	17,922
Alkermes PLC (Ireland)*	700	28,266
Amgen, Inc.	539	61,489
AmSurg Corp.*	87	4,204
Anheuser-Busch InBev NV (Belgium)	463	47,279
Array BioPharma, Inc.*	2,300	13,156
AstraZeneca PLC (United Kingdom)	692	39,784
Avis Budget Group, Inc.*	500	18,430
Bayer AG (Germany)	464	61,914
Becton Dickinson and Co.	625	67,868
Boston Beer (The) Co., Inc., Class A*	100	24,480
Brink’s (The) Co.	300	10,059
British American Tobacco PLC (United Kingdom)	1,094	58,376
Cardinal Health, Inc.	1,080	69,769
Centene Corp.*	312	18,636
Coca-Cola Bottling Co. Consolidated	200	13,580
Coca-Cola (The) Co.	3,323	133,551
Convergys Corp.	442	9,070
CoStar Group, Inc.*	42	7,822
CSL Ltd. (Australia)	277	17,330
Cubist Pharmaceuticals, Inc.*	300	20,553
Danone (France)	329	23,908
Diageo PLC (United Kingdom)	1,374	43,752
Euronet Worldwide, Inc.*	300	14,535
FTI Consulting, Inc.*	86	3,862
Gilead Sciences, Inc.*	1,027	76,829
GlaxoSmithKline PLC (United Kingdom)	2,731	72,327
Hain Celestial Group (The), Inc.*	114	9,427
Hanger, Inc.*	86	3,340
Harris Teeter Supermarkets, Inc.	217	10,715
Humana, Inc.	519	53,971
Impax Laboratories, Inc.*	400	9,616
Isis Pharmaceuticals, Inc.*	500	19,380
Japan Tobacco, Inc. (Japan)	600	20,265
Jazz Pharmaceuticals PLC (Ireland)*	300	35,076
JM Smucker (The) Co.	343	35,754
Johnson & Johnson	2,032	192,350
L’Oreal SA (France)	139	23,260
Live Nation Entertainment, Inc.*	836	15,357
Magellan Health Services, Inc.*	92	5,630
MAKO Surgical Corp.*	1,000	29,960
MasterCard, Inc., Class A	89	67,712
Merck & Co., Inc.	2,212	110,224
Molina Healthcare, Inc.*	150	5,040
Mondelez International, Inc., Class A	1,270	42,583
Monster Worldwide, Inc.*	2,300	12,949
Nestle SA (Switzerland)	1,794	131,026
Novartis AG (Switzerland)	1,283	101,420
Novo Nordisk A/S, Class B (Denmark)	227	40,668
NuVasive, Inc.*	200	6,650
Orexigen Therapeutics, Inc.*	2,100	14,343
Performant Financial Corp.*	1,300	13,637
Pfizer, Inc.	5,256	166,773
Pharmacyclics, Inc.*	186	23,161
Pilgrim’s Pride Corp.*	1,184	19,394

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Procter & Gamble (The) Co.	2,000	$168,440
Raptor Pharmaceutical Corp.*	1,200	16,668
Reckitt Benckiser Group PLC (United Kingdom)	380	30,524
Roche Holding AG (Switzerland)	403	112,354
SABMiller PLC (United Kingdom)	552	28,479
Sanofi (France)	692	73,192
Seaboard Corp.	7	19,775
Seattle Genetics, Inc.*	387	15,902
Select Medical Holdings Corp.	649	5,620
Snyder’s-Lance, Inc.	400	11,524
Sotheby’s	400	20,504
Spectrum Brands Holdings, Inc.	186	13,128
Takeda Pharmaceutical Co. Ltd. (Japan)	485	23,553
Tesco PLC (United Kingdom)	4,315	24,568
Teva Pharmaceutical Industries Ltd. (Israel)	487	19,718
Theravance, Inc.*	500	18,880
TreeHouse Foods, Inc.*	150	10,523
Unilever NV (Netherlands)	907	35,741
Unilever PLC (United Kingdom)	712	28,765
UnitedHealth Group, Inc.	763	56,828
WellCare Health Plans, Inc.*	200	14,860
WEX, Inc.*	200	19,852
Whole Foods Market, Inc.	1,130	63,958
Wright Medical Group, Inc.*	150	4,472

		3,044,603

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	1,264	16,076

Energy — 4.6%
Apache Corp.	304	27,813
BG Group PLC (United Kingdom)	1,882	38,448
BP PLC (United Kingdom)	10,834	85,448
Cameron International Corp.*	793	43,924
Chevron Corp.	1,400	171,416
Continental Resources, Inc.*	572	61,496
CVR Energy, Inc.	328	12,949
Dril-Quip, Inc.*	114	12,376
Eni S.p.A. (Italy)	1,409	33,907
Exxon Mobil Corp.	3,262	304,932
Gulfport Energy Corp.*	400	23,372
Helix Energy Solutions Group, Inc.*	371	8,240
Oasis Petroleum, Inc.*	428	19,744
Pioneer Natural Resources Co.	98	17,420
Royal Dutch Shell PLC, Class A (United Kingdom)	2,051	68,732
Schlumberger Ltd. (Netherland Antilles)	930	82,231
SolarCity Corp.*	400	20,912
Southwestern Energy Co.*	1,113	43,029
Statoil ASA (Norway)	605	13,666
Targa Resources Corp.	114	9,244
Total SA (France)	1,165	70,594
Valero Energy Corp.	1,795	82,067
Woodside Petroleum Ltd. (Australia)	358	12,188

		1,264,148

See Notes to Financial Statements.	19

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Financial — 11.3%
AIA Group Ltd. (Hong Kong)	6,657	$33,746
Allianz SE (Germany)	251	43,605
American Express Co.	813	69,755
American International Group, Inc.	1,069	53,183
American Tower Corp. REIT	296	23,020
Amtrust Financial Services, Inc.	330	13,797
Australia & New Zealand Banking Group Ltd. (Australia)	1,568	45,530
AXA SA (France)	947	24,816
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,533	42,217
Banco Santander SA (Spain)	6,153	54,704
Bancorp (The), Inc.*	800	14,640
Bank of America Corp.	7,348	116,245
Barclays PLC (United Kingdom)	6,450	28,676
Berkshire Hathaway, Inc., Class B*	1,781	207,539
BNP Paribas SA (France)	556	41,741
Boston Properties, Inc. REIT	488	48,551
Charles Schwab (The) Corp.	982	24,039
Citigroup, Inc.	2,137	113,090
CNO Financial Group, Inc.	1,100	18,612
Commonwealth Bank of Australia (Australia)	911	64,531
Community Trust Bancorp, Inc.	400	18,292
Credit Acceptance Corp.*	25	3,229
Credit Suisse Group AG (Switzerland)*	796	23,694
Deutsche Bank AG (Germany) (a)	580	27,970
DFC Global Corp.*	900	9,009
Dime Community Bancshares, Inc.	800	13,456
Dynex Capital, Inc. REIT	1,300	10,907
EastGroup Properties, Inc. REIT	200	12,118
EPR Properties REIT	300	15,087
Equity One, Inc. REIT	517	11,581
Financial Engines, Inc.	300	20,325
First American Financial Corp.	600	15,876
First Financial Bankshares, Inc.	200	13,276
FirstMerit Corp.	800	18,368
General Growth Properties, Inc. REIT	3,002	62,291
Geo Group (The), Inc. REIT	331	10,857
Glimcher Realty Trust REIT	700	6,797
Goldman Sachs Group (The), Inc.	326	55,074
Hancock Holding Co.	328	11,546
Hanmi Financial Corp.	800	16,448
Health Care REIT, Inc	922	51,622
Healthcare Realty Trust, Inc. REIT	500	11,065
Higher One Holdings, Inc.*	1,200	11,808
Highwoods Properties, Inc. REIT	301	10,812
HSBC Holdings PLC (United Kingdom)	9,976	111,312
ING Groep NV (Netherlands)*	2,133	27,702
Investors Bancorp, Inc.	600	14,442
JPMorgan Chase & Co.	2,741	156,841
Kite Realty Group Trust REIT	2,100	13,755
LaSalle Hotel Properties REIT	400	12,528
Lexington Realty Trust REIT	1,000	10,270
Lloyds Banking Group PLC (United Kingdom)*	23,572	29,854
MarketAxess Holdings, Inc.	200	14,074
MetLife, Inc.	794	41,439
Mitsubishi Estate Co. Ltd. (Japan)	1,000	27,761
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,453	41,510

	Number of Shares	Value

Financial (Continued)
Mizuho Financial Group, Inc. (Japan)	11,650	$24,450
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	101	22,096
National Australia Bank Ltd. (Australia)	1,342	42,241
National Health Investors, Inc. REIT	200	11,774
Nationstar Mortgage Holdings, Inc.*	400	15,852
Ocwen Financial Corp.*	514	29,123
OMEGA Healthcare Investors, Inc. REIT	510	16,672
Piper Jaffray Cos.*	400	15,208
Portfolio Recovery Associates, Inc.*	300	17,520
Prospect Capital Corp.	1,200	13,692
Prosperity Bancshares, Inc.	300	19,239
Prudential PLC (United Kingdom)	1,424	30,455
PS Business Parks, Inc. REIT	42	3,289
RLJ Lodging Trust REIT	600	14,484
Roma Financial Corp.*	700	13,895
Ryman Hospitality Properties REIT	182	7,620
Sandy Spring Bancorp, Inc.	600	17,508
Simon Property Group, Inc. REIT	228	34,166
Sovran Self Storage, Inc. REIT	67	4,472
Standard Chartered PLC (United Kingdom)	1,336	31,666
Starwood Property Trust, Inc. REIT	842	23,467
Stifel Financial Corp.*	300	13,431
Strategic Hotels & Resorts, Inc. REIT*	1,100	9,823
Sumitomo Mitsui Financial Group, Inc. (Japan)	605	29,941
Sun Communities, Inc. REIT	200	8,160
Susquehanna Bancshares, Inc.	900	11,331
T. Rowe Price Group, Inc.	805	64,771
Travelers (The) Cos., Inc.	273	24,772
Two Harbors Investment Corp. REIT	1,870	17,298
U.S. Bancorp	1,384	54,280
UBS AG (Switzerland)*	2,002	38,167
United Community Banks, Inc.*	900	16,515
Universal Health Realty Income Trust REIT	300	12,714
Visa, Inc., Class A	579	117,803
Webster Financial Corp.	500	14,740
Wells Fargo & Co.	3,815	167,937
Westpac Banking Corp. (Australia)	1,761	52,705
Zurich Insurance Group AG (Switzerland)*	82	22,879

		3,131,189

Industrial — 5.3%
A.O. Smith Corp.	400	21,660
ABB Ltd. (Switzerland)*	1,209	30,932
Acuity Brands, Inc.	117	11,996
Barnes Group, Inc.	300	10,950
Boeing (The) Co.	563	75,582
Brady Corp., Class A	300	9,399
Bristow Group, Inc.	150	12,030
Caterpillar, Inc.	474	40,100
Chart Industries, Inc.*	114	11,092
Comfort Systems USA, Inc.	800	16,400
CSX Corp.	714	19,471
Darling International, Inc.*	471	9,764
Deutsche Post AG (Germany)	482	17,048
Eagle Materials, Inc.	300	23,400
East Japan Railway Co. (Japan)	114	9,336

See Notes to Financial Statements.	20

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Eaton Corp. PLC (Ireland)	354	$25,722
EMCOR Group, Inc.	256	10,171
Emerson Electric Co.	519	34,768
EnerSys	205	14,627
European Aeronautic Defence and Space Co. NV (France)	324	23,008
FANUC Corp. (Japan)	54	9,087
Federal Signal Corp.*	1,300	20,319
FEI Co.	87	7,921
General Dynamics Corp.	254	23,282
General Electric Co.	7,735	206,216
Genesee & Wyoming, Inc., Class A*	230	22,126
Graphic Packaging Holding Co.*	1,470	13,201
Hexcel Corp.*	471	20,691
Hitachi Ltd. (Japan)	2,498	18,410
Ingersoll-Rand PLC (Ireland)	937	66,922
Jacobs Engineering Group, Inc.*	414	24,745
Koninklijke Philips NV (Netherlands)	508	18,185
Louisiana-Pacific Corp.*	600	9,840
Middleby (The) Corp.*	72	15,900
Moog, Inc., Class A*	200	13,734
Newport Corp.*	900	15,435
NL Industries, Inc.	1,200	14,004
Norfolk Southern Corp.	228	19,993
Old Dominion Freight Line, Inc.*	500	25,765
PHI, Inc.*	400	16,988
Rolls-Royce Holdings PLC (United Kingdom)*	1,028	20,774
Schneider Electric SA (France)	303	25,654
Siemens AG (Germany)	437	57,717
Stanley Black & Decker, Inc.	514	41,834
Union Pacific Corp.	341	55,256
United Parcel Service, Inc., Class B	714	73,100
United Technologies Corp.	642	71,172
Vinci SA (France)	259	16,655
Waste Management, Inc.	1,492	68,154
Watts Water Technologies, Inc., Class A	200	12,024
Woodward, Inc.	228	9,781

		1,462,341

Technology — 6.3%
3D Systems Corp.*	500	37,580
Activision Blizzard, Inc.	3,468	59,684
Apple, Inc.	656	364,781
ASML Holding NV (Netherlands)	181	16,943
Aspen Technology, Inc.*	400	15,812
athenahealth, Inc.*	114	14,953
CACI International, Inc., Class A*	32	2,297
Canon, Inc. (Japan)	567	18,873
Cognizant Technology Solutions Corp., Class A*	881	82,717
CommVault Systems, Inc.*	186	13,922
Computer Programs & Systems, Inc.	300	18,456
EMC Corp.	1,483	35,370
Fidelity National Information Services, Inc.	930	47,132
First Solar, Inc.*	500	29,910
Guidewire Software, Inc.*	300	14,319
InnerWorkings, Inc.*	1,200	8,256
Intel Corp.	3,784	90,211

	Number of Shares	Value

Technology (Continued)
International Business Machines Corp.	826	$148,416
International Rectifier Corp.*	300	7,182
Mentor Graphics Corp.	477	10,744
Micron Technology, Inc.*	3,607	76,108
Microsemi Corp.*	400	9,772
Microsoft Corp.	6,977	266,034
MKS Instruments, Inc.	186	5,537
Oracle Corp.	3,418	120,622
PDF Solutions, Inc.*	700	16,240
PTC, Inc.*	512	16,660
Qlik Technologies, Inc.*	351	8,803
QUALCOMM, Inc.	1,279	94,109
SAP AG (Germany)	533	44,143
SciQuest, Inc.*	600	16,776
SS&C Technologies Holdings, Inc.*	400	17,244
SYNNEX Corp.*	114	7,542
Syntel, Inc.	114	10,074
Ultimate Software Group, Inc.*	42	6,581
Veeco Instruments, Inc.*	150	4,833

		1,758,636

Utilities — 0.8%
Centrica PLC (United Kingdom)	2,819	15,605
Cleco Corp.	186	8,502
Dominion Resources, Inc.	420	27,261
E.ON SE (Germany)	1,076	20,703
GDF Suez (France)	742	17,211
National Grid PLC (United Kingdom)	2,070	26,251
NextEra Energy, Inc.	311	26,307
Piedmont Natural Gas Co., Inc.	396	13,127
PPL Corp.	1,917	58,872
South Jersey Industries, Inc.	200	11,340

		225,179

TOTAL COMMON STOCKS (Cost $11,536,231)		14,494,508

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	77	20,434

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC (United Kingdom)*	88,408	145
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	175,406	287

		432

TOTAL PREFERRED STOCKS (Cost $16,885)		20,866

	Principal Amount	Value
CORPORATE BONDS — 14.3%
Basic Materials — 0.5%
Eastman Chemical Co. 3.00%, 12/15/15	$62,000	$64,507
PPG Industries, Inc. 1.90%, 1/15/16	64,000	65,246

		129,753

See Notes to Financial Statements.	21

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Principal Amount	Value

Consumer, Non-cyclical — 2.3%
Anheuser-Busch InBev Finance, Inc. (Belgium) 0.80%, 1/15/16	$65,000	$65,181
Anheuser-Busch InBev Worldwide, Inc. 4.125%, 1/15/15	14,000	14,572
Coca-Cola (The) Co. 1.50%, 11/15/15	141,000	143,885
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/16	63,000	65,663
St Jude Medical, Inc. 2.50%, 1/15/16	64,000	65,911
WellPoint, Inc. 5.25%, 1/15/16	262,000	285,419

		640,631

Energy — 1.5%
Petrobras International Finance Co. (Brazil) 3.875%, 1/27/16	200,000	207,719
Total Capital International SA (France) 0.75%, 1/25/16	65,000	65,183
TransCanada Pipelines Ltd. (Canada) 0.75%, 1/15/16	144,000	143,948

		416,850

Financial — 7.6%
Bank of America Corp., MTN 1.25%, 1/11/16	79,000	79,398
Bank of Nova Scotia (Canada) 3.40%, 1/22/15	25,000	25,864
BB&T Corp. 5.20%, 12/23/15	119,000	129,070
Canadian Imperial Bank of Commerce (Canada) 2.35%, 12/11/15	202,000	208,575
Charles Schwab (The) Corp. 0.85%, 12/04/15	131,000	131,277
Citigroup, Inc. 4.587%, 12/15/15	268,000	287,031
Fifth Third Bancorp 3.625%, 1/25/16	122,000	128,695
General Electric Capital Corp., MTN 1.00%, 1/08/16	288,000	289,750
Morgan Stanley, Series G., MTN 4.10%, 1/26/15	30,000	31,107
ORIX Corp. (Japan) 5.00%, 1/12/16	61,000	65,385
PACCAR Financial Corp., MTN 0.70%, 11/16/15	78,000	78,343
PNC Funding Corp. 5.25%, 11/15/15	357,000	385,869
Ventas Realty LP / Ventas Capital Corp. 3.125%, 11/30/15	62,000	64,659
Westpac Banking Corp. (Australia) 3.00%, 12/09/15	205,000	214,566

		2,119,589

Government — 0.3%
Corp. Andina de Fomento (Supranational) 3.75%, 1/15/16	69,000	72,315

	Principal Amount	Value

Industrial — 0.1%
United Technologies Corp. 4.875%, 5/01/15	$39,000	$41,424

Technology — 1.5%
Oracle Corp. 5.25%, 1/15/16	378,000	414,467

Utilities — 0.5%
LG&E and Ku Energy LLC 2.125%, 11/15/15	140,000	142,938

TOTAL CORPORATE BONDS (Cost $3,965,094)		3,977,967

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 32.7%
Federal National Mortgage Association — 2.4%
5.00%, 4/15/15	622,000	662,676

United States Treasury Bonds/Notes — 30.3%
4.00%, 2/15/15	614,500	642,609
2.375%, 2/28/15	641,800	659,224
0.375%, 3/15/15	297,800	298,498
2.50%, 3/31/15	684,800	705,678
2.125%, 5/31/15	968,800	996,540
1.875%, 6/30/15	1,268,000	1,301,087
4.25%, 8/15/15	1,686,700	1,801,902
1.25%, 9/30/15	1,331,700	1,355,889
2.00%, 1/31/16	611,000	633,268

		8,394,695

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $9,038,507)		9,057,371

TOTAL INVESTMENTS — 99.4% (Cost $24,556,717)		$27,550,712
Other assets less liabilities — 0.6%		174,994

NET ASSETS — 100.0%		$27,725,706

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	22

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 77.0%
Basic Materials — 3.7%
Air Liquide SA (France)	309	$43,079
Air Products & Chemicals, Inc.	1,156	125,807
Axiall Corp.	514	23,284
BASF SE (Germany)	893	95,374
BHP Billiton Ltd. (Australia)	3,044	103,599
BHP Billiton PLC (United Kingdom)	1,950	59,317
Dow Chemical (The) Co.	1,506	58,824
E.I. du Pont de Nemours & Co.	1,146	70,341
Freeport-McMoRan Copper & Gold, Inc.	1,227	42,565
Glencore Xstrata PLC (Switzerland)	10,462	53,044
H.B. Fuller Co.	339	17,367
Horsehead Holding Corp.*	1,628	24,371
KapStone Paper and Packaging Corp.*	343	18,275
Linde AG (Germany)	182	37,170
Materion Corp.	685	19,701
Monsanto Co.	675	76,498
Newmont Mining Corp.	3,049	75,707
PolyOne Corp.	685	22,235
Rio Tinto PLC (United Kingdom)	1,226	65,430
Sensient Technologies Corp.	339	16,658
Sherwin-Williams (The) Co.	688	125,926
Syngenta AG (Switzerland)	91	35,741
Wausau Paper Corp.	1,628	19,764

		1,230,077

Communications — 8.3%
ADTRAN, Inc.	428	10,991
Amazon.com, Inc.*	559	220,034
Anixter International, Inc.	271	23,956
ARRIS Group, Inc.*	1,108	22,736
AT&T, Inc.	7,145	251,574
Bankrate, Inc.*	763	14,299
BT Group PLC (United Kingdom)	7,414	45,215
Cisco Systems, Inc.	6,821	144,946
Comcast Corp., Class A	3,343	166,715
Consolidated Communications Holdings, Inc.	421	8,136
Deutsche Telekom AG (Germany)	2,809	44,600
Dice Holdings, Inc.*	1,971	14,349
DigitalGlobe, Inc.*	600	23,760
Discovery Communications, Inc., Class A*	1,368	119,385
Entravision Communications Corp., Class A*	2,828	18,693
Facebook, Inc., Class A*	2,283	107,324
Finisar Corp.*	679	14,049
Google, Inc., Class A*	441	467,279
Harte-Hanks, Inc.	1,885	15,005
Leap Wireless International, Inc.*	1,435	23,835
News Corp., Class A*	6,341	113,884
Nielsen Holdings NV (Netherlands)	2,250	97,110
SoftBank Corp. (Japan)	868	70,240
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	2,966	36,943
Telefonica SA (Spain)*	4,229	69,589
Thomson Reuters Corp. (Canada)	1,063	39,587
Verizon Communications, Inc.	3,951	196,049
ViaSat, Inc.*	371	22,323

	Number of Shares	Value

Communications (Continued)
Vodafone Group PLC (United Kingdom)	47,942	$177,921
Walt Disney (The) Co.	2,303	162,454

		2,742,981

Consumer, Cyclical — 6.9%
Adidas AG (Germany)	176	21,409
Alaska Air Group, Inc.*	514	39,958
Bayerische Motoren Werke AG (Germany)	326	37,462
Bloomin’ Brands, Inc.*	943	24,707
Bob Evans Farms, Inc.	257	14,287
Brunswick Corp.	771	35,235
Cabela’s, Inc.*	600	36,750
Cie Financiere Richemont SA (Switzerland)	502	51,009
Columbia Sportswear Co.	254	17,625
Compass Group PLC (United Kingdom)	1,840	27,730
Cooper Tire & Rubber Co.	514	12,644
CVS Caremark Corp.	1,559	104,391
Daimler AG (Germany)	860	71,283
Dana Holding Corp.	1,199	24,316
Domino’s Pizza, Inc.	428	29,587
Fifth & Pacific Cos., Inc.*	857	27,990
Ford Motor Co.	4,953	84,597
Fred’s, Inc., Class A	1,200	20,832
General Motors Co.*	1,689	65,415
Genesco, Inc.*	171	12,810
Group 1 Automotive, Inc.	171	11,705
Hennes & Mauritz AB, Class B (Sweden)	879	37,254
Home Depot (The), Inc.	1,966	158,596
Honda Motor Co. Ltd. (Japan)	1,562	66,020
HSN, Inc.	428	24,567
Iconix Brand Group, Inc.*	428	16,983
Inditex SA (Spain)	214	34,124
Life Time Fitness, Inc.*	339	16,445
Lions Gate Entertainment Corp. (Canada)*	1,019	32,241
LVMH Moet Hennessy Louis Vuitton SA (France)	245	46,191
M/I Homes, Inc.*	857	18,828
Marriott Vacations Worldwide Corp.*	257	13,426
Men’s Wearhouse (The), Inc.	344	17,585
Mitsubishi Corp. (Japan)	1,252	24,626
Mobile Mini, Inc.*	343	13,857
NIKE, Inc., Class B	1,203	95,204
Nissan Motor Co. Ltd. (Japan)	2,208	20,174
Owens & Minor, Inc.	514	19,619
Republic Airways Holdings, Inc.*	1,542	17,363
Restoration Hardware Holdings, Inc.*	343	25,897
Ruby Tuesday, Inc.*	2,295	16,180
Six Flags Entertainment Corp.*	764	28,427
Target Corp.	813	51,975
Toyota Motor Corp. (Japan)	2,566	159,804
UniFirst Corp.	171	17,483
W.W. Grainger, Inc.	418	107,810
Walgreen Co.	1,128	66,778
Wal-Mart Stores, Inc.	4,247	344,049
Wolverine World Wide, Inc.*	856	28,171

		2,291,419

See Notes to Financial Statements.	23

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical — 16.2%
ABM Industries, Inc.	428	$11,903
Align Technology, Inc.*	594	32,456
Alkermes PLC (Ireland)*	943	38,078
Amgen, Inc.	891	101,645
AmSurg Corp.*	254	12,273
Anheuser-Busch InBev NV (Belgium)	799	81,589
Array BioPharma, Inc.*	3,342	19,116
AstraZeneca PLC (United Kingdom)	1,209	69,508
Avis Budget Group, Inc.*	771	28,419
Bayer AG (Germany)	802	107,015
Becton Dickinson and Co.	1,122	121,838
Boston Beer (The) Co., Inc., Class A*	106	25,949
Brink’s (The) Co.	343	11,501
British American Tobacco PLC (United Kingdom)	1,908	101,812
Cardinal Health, Inc.	1,878	121,320
Centene Corp.*	477	28,491
Coca-Cola Bottling Co. Consolidated	343	23,290
Coca-Cola (The) Co.	5,839	234,668
Convergys Corp.	849	17,421
CoStar Group, Inc.*	255	47,491
CSL Ltd. (Australia)	486	30,405
Cubist Pharmaceuticals, Inc.*	514	35,214
Danone (France)	575	41,785
Diageo PLC (United Kingdom)	2,380	75,786
Euronet Worldwide, Inc.*	343	16,618
FTI Consulting, Inc.*	254	11,407
Gilead Sciences, Inc.*	1,794	134,209
GlaxoSmithKline PLC (United Kingdom)	4,806	127,281
Hain Celestial Group (The), Inc.*	340	28,115
Hanger, Inc.*	255	9,904
Harris Teeter Supermarkets, Inc.	392	19,357
Humana, Inc.	945	98,271
Impax Laboratories, Inc.*	514	12,357
Isis Pharmaceuticals, Inc.*	771	29,884
Japan Tobacco, Inc. (Japan)	1,114	37,624
Jazz Pharmaceuticals PLC (Ireland)*	514	60,097
JM Smucker (The) Co.	615	64,108
Johnson & Johnson	3,558	336,799
Live Nation Entertainment, Inc.*	1,505	27,647
L’Oreal SA (France)	228	38,153
Magellan Health Services, Inc.*	192	11,750
MAKO Surgical Corp.*	1,742	52,190
MasterCard, Inc., Class A	156	118,686
Merck & Co., Inc.	3,997	199,170
Molina Healthcare, Inc.*	339	11,390
Mondelez International, Inc., Class A	2,408	80,740
Monster Worldwide, Inc.*	3,513	19,778
Nestle SA (Switzerland)	3,147	229,845
Novartis AG (Switzerland)	2,242	177,228
Novo Nordisk A/S, Class B (Denmark)	396	70,945
NuVasive, Inc.*	343	11,405
Orexigen Therapeutics, Inc.*	3,085	21,071
Performant Financial Corp.*	1,799	18,872
Pfizer, Inc.	9,257	293,724
Pharmacyclics, Inc.*	525	65,373
Pilgrim’s Pride Corp.*	2,288	37,477

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Procter & Gamble (The) Co.	3,504	$295,106
Raptor Pharmaceutical Corp.*	1,714	23,807
Reckitt Benckiser Group PLC (United Kingdom)	661	53,096
Roche Holding AG (Switzerland)	701	195,435
SABMiller PLC (United Kingdom)	954	49,220
Sanofi (France)	1,234	130,520
Seaboard Corp.*	14	39,550
Seattle Genetics, Inc.*	786	32,297
Select Medical Holdings Corp.*	1,189	10,297
Snyder’s-Lance, Inc.	514	14,808
Sotheby’s	514	26,348
Spectrum Brands Holdings, Inc.*	425	29,997
Takeda Pharmaceutical Co. Ltd. (Japan)	717	34,819
Tesco PLC (United Kingdom)	7,548	42,975
Teva Pharmaceutical Industries Ltd. (Israel)	853	34,537
Theravance, Inc.*	771	29,113
TreeHouse Foods, Inc.*	310	21,747
Unilever NV (Netherlands)	1,587	62,536
Unilever PLC (United Kingdom)	1,251	50,541
UnitedHealth Group, Inc.	1,358	101,144
WellCare Health Plans, Inc.*	343	25,485
WEX, Inc.*	343	34,046
Whole Foods Market, Inc.*	2,029	114,841
Wright Medical Group, Inc.*	339	10,106

		5,352,819

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,206	28,057

Energy — 6.8%
Apache Corp.	537	49,130
BG Group PLC (United Kingdom)	3,299	67,397
BP PLC (United Kingdom)	18,715	147,606
Cameron International Corp.*	1,404	77,767
Chevron Corp.	2,469	302,304
Continental Resources, Inc.*	1,010	108,585
CVR Energy, Inc.*	853	33,676
Dril-Quip, Inc.*	318	34,522
Eni S.p.A (Italy)	2,454	59,054
Exxon Mobil Corp.	5,693	532,181
Gulfport Energy Corp.*	600	35,058
Helix Energy Solutions Group, Inc.*	765	16,991
Oasis Petroleum, Inc.*	679	31,322
Pioneer Natural Resources Co.	146	25,952
Royal Dutch Shell PLC, Class A (United Kingdom)	3,576	119,838
Schlumberger Ltd. (Netherland Antilles)	1,561	138,023
SolarCity Corp.*	600	31,368
Southwestern Energy Co.*	1,946	75,232
Statoil ASA (Norway)	1,061	23,967
Targa Resources Corp.	340	27,571
Total SA (France)	2,048	124,101
Valero Energy Corp.	3,287	150,282
Woodside Petroleum Ltd. (Australia)	627	21,345

		2,233,272

See Notes to Financial Statements.	24

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Financial — 16.3%
AIA Group Ltd. (Hong Kong)	11,277	$57,166
Allianz SE (Germany)	435	75,570
American Express Co.	1,439	123,466
American International Group, Inc.	1,942	96,615
American Tower Corp. REIT*	517	40,207
Amtrust Financial Services, Inc.*	566	23,664
Australia & New Zealand Banking Group Ltd. (Australia)	2,705	78,545
AXA SA (France)	1,680	44,024
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,790	69,187
Banco Santander SA (Spain)	11,535	102,554
Bancorp (The), Inc.*	1,200	21,960
Bank of America Corp.	12,519	198,051
Barclays PLC (United Kingdom)	13,689	60,859
Berkshire Hathaway, Inc., Class B*	3,133	365,088
BNP Paribas SA (France)	976	73,272
Boston Properties, Inc. REIT	865	86,059
Charles Schwab (The) Corp.	1,733	42,424
Citigroup, Inc.	3,795	200,831
CNO Financial Group, Inc.	1,542	26,091
Commonwealth Bank of Australia (Australia)	1,565	110,858
Community Trust Bancorp, Inc.	514	23,505
Credit Acceptance Corp.*	182	23,505
Credit Suisse Group AG (Switzerland)	1,358	40,422
Deutsche Bank AG (Germany) (a)	1,024	49,381
DFC Global Corp.*	1,285	12,863
Dime Community Bancshares, Inc.	1,114	18,737
Dynex Capital, Inc. REIT	1,885	15,815
EastGroup Properties, Inc. REIT	257	15,572
EPR Properties REIT	343	17,249
Equity One, Inc. REIT	927	20,765
Financial Engines, Inc.*	343	23,238
First American Financial Corp.	771	20,401
First Financial Bankshares, Inc.	257	17,060
FirstMerit Corp.	1,200	27,552
General Growth Properties, Inc. REIT	5,357	111,157
Geo Group (The), Inc. REIT	601	19,713
Glimcher Realty Trust REIT	1,028	9,982
Goldman Sachs Group (The), Inc.	578	97,647
Hancock Holding Co.	595	20,944
Hanmi Financial Corp.*	1,114	22,904
Health Care REIT, Inc	1,720	96,302
Healthcare Realty Trust, Inc. REIT	685	15,159
Higher One Holdings, Inc.*	1,714	16,866
Highwoods Properties, Inc. REIT	639	22,953
HSBC Holdings PLC (United Kingdom)	17,610	196,493
ING Groep NV (Netherlands)*	3,726	48,391
Investors Bancorp, Inc.	857	20,628
JPMorgan Chase & Co.	4,845	277,231
Kite Realty Group Trust REIT	3,170	20,764
LaSalle Hotel Properties REIT	815	25,526
Lexington Realty Trust REIT	1,457	14,963
Lloyds Banking Group PLC (United Kingdom)*	41,749	52,875
MarketAxess Holdings, Inc.	257	18,085
MetLife, Inc.	1,451	75,728
Mitsubishi Estate Co. Ltd. (Japan)	1,114	30,926
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,459	73,713

	Number of Shares	Value

Financial (Continued)
Mizuho Financial Group, Inc. (Japan)	20,678	$43,397
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	176	38,503
National Australia Bank Ltd. (Australia)	2,317	72,931
National Health Investors, Inc. REIT	257	15,130
Nationstar Mortgage Holdings, Inc.*	600	23,778
Ocwen Financial Corp.*	1,020	57,793
OMEGA Healthcare Investors, Inc. REIT	913	29,846
Piper Jaffray Cos.*	600	22,812
Portfolio Recovery Associates, Inc.*	514	30,018
Prospect Capital Corp.	1,799	20,527
Prosperity Bancshares, Inc.	428	27,448
Prudential PLC (United Kingdom)	2,462	52,654
PS Business Parks, Inc. REIT	170	13,314
RLJ Lodging Trust REIT	857	20,688
Roma Financial Corp.	1,028	20,406
Ryman Hospitality Properties REIT*	395	16,539
Sandy Spring Bancorp, Inc.	771	22,498
Simon Property Group, Inc. REIT	395	59,191
Sovran Self Storage, Inc. REIT	255	17,019
Standard Chartered PLC (United Kingdom)	2,336	55,368
Starwood Property Trust, Inc. REIT	1,365	38,043
Stifel Financial Corp.*	514	23,012
Strategic Hotels & Resorts, Inc. REIT*	1,542	13,770
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,224	60,576
Sun Communities, Inc. REIT	257	10,486
Susquehanna Bancshares, Inc.	1,371	17,261
T. Rowe Price Group, Inc.	1,437	115,622
Travelers (The) Cos., Inc.	492	44,644
Two Harbors Investment Corp. REIT	2,985	27,611
U.S. Bancorp	2,420	94,912
UBS AG (Switzerland)	3,576	68,174
United Community Banks, Inc.*	1,371	25,158
Universal Health Realty Income Trust REIT	428	18,139
Visa, Inc., Class A	1,017	206,920
Webster Financial Corp.	685	20,194
Wells Fargo & Co.	6,700	294,933
Westpac Banking Corp. (Australia)	3,022	90,445
Zurich Insurance Group AG (Switzerland)	143	39,899

		5,381,165

Industrial — 7.9%
A.O. Smith Corp.*	657	35,577
ABB Ltd. (Switzerland)	2,110	53,984
Acuity Brands, Inc.	293	30,041
Barnes Group, Inc.	428	15,622
Boeing (The) Co.	981	131,700
Brady Corp., Class A	428	13,409
Bristow Group, Inc.	254	20,371
Caterpillar, Inc.	841	71,149
Chart Industries, Inc.*	255	24,812
Comfort Systems USA, Inc.	1,200	24,600
CSX Corp.	1,331	36,296
Darling International, Inc.*	851	17,641
Deutsche Post AG (Germany)	719	25,431
Eagle Materials, Inc.	428	33,384
East Japan Railway Co. (Japan)	254	20,802

See Notes to Financial Statements.	25

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Eaton Corp. PLC (Ireland)	585	$42,506
EMCOR Group, Inc.	510	20,262
Emerson Electric Co.	923	61,832
EnerSys*	445	31,751
European Aeronautic Defence And Space Co. NV (France)	568	40,334
FANUC Corp. (Japan)	208	35,003
Federal Signal Corp.*	1,885	29,463
FEI Co.	340	30,957
Generac Holdings, Inc.	600	31,956
General Dynamics Corp.	452	41,430
General Electric Co.	12,930	344,714
Genesee & Wyoming, Inc., Class A*	457	43,963
Graphic Packaging Holding Co.*	2,719	24,417
Hexcel Corp.*	765	33,606
Hitachi Ltd. (Japan)	4,701	34,645
Ingersoll-Rand PLC (Ireland)	1,508	107,700
Jacobs Engineering Group, Inc.*	792	47,338
Koninklijke Philips NV (Netherlands)	893	31,967
Louisiana-Pacific Corp.*	943	15,465
Middleby (The) Corp.*	170	37,543
Moog, Inc., Class A*	343	23,554
Newport Corp.*	1,285	22,038
NL Industries, Inc.	1,799	20,994
Norfolk Southern Corp.	439	38,496
Old Dominion Freight Line, Inc.*	685	35,298
PHI, Inc.*	514	21,830
Rolls-Royce Holdings PLC (United Kingdom)	1,820	36,779
Schneider Electric SA (France)	529	44,789
Siemens AG (Germany)	772	101,963
Stanley Black & Decker, Inc.	925	75,286
Union Pacific Corp.	606	98,197
United Parcel Service, Inc., Class B	1,246	127,565
United Technologies Corp.	1,138	126,159
Vinci SA (France)	443	28,487
Waste Management, Inc.	2,668	121,874
Watts Water Technologies, Inc., Class A	257	15,451
Woodward, Inc.	510	21,879

		2,602,310

Technology — 9.6%
3D Systems Corp.*	857	64,412
Activision Blizzard, Inc.	6,178	106,323
Apple, Inc.	1,178	655,051
ASML Holding NV (Netherlands)	314	29,393
Aspen Technology, Inc.*	679	26,841
athenahealth, Inc.*	254	33,318
CACI International, Inc., Class A*	191	13,708
Canon, Inc. (Japan)	1,050	34,950
Cognizant Technology Solutions Corp., Class A*	1,578	148,158
CommVault Systems, Inc.*	339	25,374
Computer Programs & Systems, Inc.	343	21,101
EMC Corp.*	2,600	62,010
Fidelity National Information Services, Inc.	1,661	84,179
First Solar, Inc.*	785	46,959
Guidewire Software, Inc.*	428	20,428

	Number of Shares	Value

Technology (Continued)
InnerWorkings, Inc.*	1,714	$11,792
Intel Corp.	7,032	167,643
International Business Machines Corp.	1,475	265,029
International Rectifier Corp.*	428	10,246
Mentor Graphics Corp.*	935	21,061
Micron Technology, Inc.*	6,346	133,901
Microsemi Corp.*	659	16,099
Microsoft Corp.	12,395	472,622
MKS Instruments, Inc.	425	12,652
Oracle Corp.	6,138	216,610
PDF Solutions, Inc.*	943	21,878
PTC, Inc.*	895	29,123
Qlik Technologies, Inc.*	667	16,728
QUALCOMM, Inc.	2,343	172,398
SAP AG (Germany)	925	76,608
SciQuest, Inc.*	771	21,557
SS&C Technologies Holdings, Inc.*	600	25,866
SYNNEX Corp.*	254	16,805
Syntel, Inc.	340	30,046
Ultimate Software Group, Inc.*	255	39,956
Veeco Instruments, Inc.*	254	8,184

		3,159,009

Utilities — 1.2%
Centrica PLC (United Kingdom)	4,965	27,485
Cleco Corp.	425	19,427
Dominion Resources, Inc.	730	47,384
E.ON SE (Germany)	1,804	34,710
GDF Suez (France)	1,300	30,153
National Grid PLC (United Kingdom)	3,616	45,856
NextEra Energy, Inc.	550	46,525
Piedmont Natural Gas Co., Inc.	613	20,321
PPL Corp.	3,379	103,769
South Jersey Industries, Inc.	257	14,572

		390,202

TOTAL COMMON STOCKS (Cost $20,866,386)		25,411,311

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	133	35,295

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC (United Kingdom)*	156,520	256
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	239,071	391

		647

TOTAL PREFERRED STOCKS (Cost $29,386)		35,942

	Principal Amount	Value

CORPORATE BONDS — 20.7%
Basic Materials — 0.6%
BHP Billiton Finance USA Ltd. (Australia) 4.125%, 2/24/42	$83,000	$74,300

See Notes to Financial Statements.	26

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Principal Amount	Value

Basic Materials (Continued)
Ecolab, Inc. 5.50%, 12/08/41	$64,000	$68,221
International Paper Co. 6.00%, 11/15/41	30,000	32,483
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/02/40	30,000	30,229

		205,233

Communications — 2.2%
AT&T, Inc. 5.35%, 9/01/40	155,000	150,335
5.55%, 8/15/41	198,000	197,507
Cisco Systems, Inc. 5.90%, 2/15/39	134,000	150,805
Corning, Inc. 4.75%, 3/15/42	33,000	32,408
Discovery Communications LLC 4.95%, 5/15/42	67,000	62,761
Verizon Communications, Inc. 6.00%, 4/01/41	52,000	55,595
Viacom, Inc. 4.50%, 2/27/42	71,000	61,266
Walt Disney (The) Co., Series E 4.125%, 12/01/41	33,000	30,366

		741,043

Consumer, Cyclical — 1.1%
Home Depot (The), Inc. 5.95%, 4/01/41	85,000	98,539
Lowe’s Cos., Inc. 5.125%, 11/15/41	162,000	167,816
McDonald’s Corp., MTN 3.70%, 2/15/42	104,000	89,188

		355,543

Consumer, Non-cyclical — 3.8%
Amgen, Inc. 5.65%, 6/15/42	257,000	270,163
Archer-Daniels-Midland Co. 5.765%, 3/01/41	99,000	111,680
Cigna Corp. 5.375%, 2/15/42	77,000	81,215
Diageo Investment Corp. 4.25%, 5/11/42	72,000	66,656
Express Scripts Holding Co. 6.125%, 11/15/41	60,000	67,485
General Mills, Inc. 5.40%, 6/15/40	30,000	32,367
Gilead Sciences, Inc. 5.65%, 12/01/41	108,000	120,389
Kimberly-Clark Corp. 5.30%, 3/01/41	62,000	68,624
Kraft Foods Group, Inc. 5.00%, 6/04/42	71,000	69,656
Medtronic, Inc. 4.50%, 3/15/42	103,000	99,522

	Principal Amount	Value

Consumer, Non-cyclical (Continued)
PepsiCo, Inc. 4.00%, 3/05/42	$67,000	$58,875
Philip Morris International, Inc. 4.50%, 3/20/42	104,000	98,775
UnitedHealth Group, Inc. 4.625%, 11/15/41	49,000	46,694
WellPoint, Inc. 4.625%, 5/15/42	52,000	47,533

		1,239,634

Energy — 2.2%
Baker Hughes, Inc. 5.125%, 9/15/40	68,000	72,081
Devon Energy Corp. 4.75%, 5/15/42	171,000	158,271
Halliburton Co. 4.50%, 11/15/41	33,000	31,402
Phillips 66 5.875%, 5/01/42	51,000	55,699
Plains All American Pipeline LP / PAA Finance Corp. 5.15%, 6/01/42	25,000	24,937
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	180,000	221,737
Statoil ASA (Norway) 5.10%, 8/17/40	55,000	57,405
TransCanada Pipelines Ltd. (Canada) 6.10%, 6/01/40	102,000	116,132

		737,664

Financial — 3.2%
Bank of America Corp., MTN 5.875%, 2/07/42	55,000	62,526
Berkshire Hathaway Finance Corp. 4.40%, 5/15/42	33,000	30,543
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN (Netherlands)
5.25%, 5/24/41	99,000	104,091
HSBC Holdings PLC (United Kingdom) 6.10%, 1/14/42	137,000	164,627
JPMorgan Chase & Co. 5.60%, 7/15/41	151,000	165,510
MetLife, Inc. 5.875%, 2/06/41	150,000	170,667
Prudential Financial, Inc., MTN 5.80%, 11/16/41	94,000	103,936
Simon Property Group LP 4.75%, 3/15/42	80,000	78,324
Travelers (The) Cos., Inc. 5.35%, 11/01/40	162,000	178,584

		1,058,808

Government — 0.3%
Inter-American Development Bank, Series E, MTN (Supranational)
3.875%, 10/28/41	116,000	106,192

See Notes to Financial Statements.	27

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Principal Amount	Value

Industrial — 2.3%
Caterpillar, Inc. 5.20%, 5/27/41	$85,000	$90,330
Deere & Co. 3.90%, 6/09/42	84,000	74,504
Dover Corp. 5.375%, 3/01/41	30,000	32,909
Illinois Tool Works, Inc. 4.875%, 9/15/41	64,000	64,361
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/42	33,000	32,913
Norfolk Southern Corp. 4.837%, 10/01/41	147,000	142,615
7.90%, 5/15/97	19,000	25,877
Sonoco Products Co. 5.75%, 11/01/40	60,000	63,072
Stanley Black & Decker, Inc. 5.20%, 9/01/40	104,000	106,158
Union Pacific Corp. 4.75%, 9/15/41	30,000	29,601
United Technologies Corp. 4.50%, 6/01/42	82,000	79,979

		742,319

Technology — 1.0%
Applied Materials, Inc. 5.85%, 6/15/41	30,000	31,362
Intel Corp. 4.80%, 10/01/41	68,000	66,093
Microsoft Corp. 4.50%, 10/01/40	70,000	66,877
Oracle Corp. 5.375%, 7/15/40	150,000	161,763

		326,095

Utilities — 4.0%
AGL Capital Corp. 5.875%, 3/15/41	55,000	61,701
Alabama Power Co., Series 11-C 5.20%, 6/01/41	40,000	42,511
Arizona Public Service Co. 5.05%, 9/01/41	52,000	53,678
Atmos Energy Corp. 5.50%, 6/15/41	68,000	74,270
Florida Power & Light Co. 4.125%, 2/01/42	141,000	132,448
Georgia Power Co. 4.30%, 3/15/42	167,000	151,575
Kansas City Power & Light Co. 5.30%, 10/01/41	116,000	118,254
Nevada Power Co. 5.45%, 5/15/41	49,000	53,773
Oklahoma Gas & Electric Co. 5.25%, 5/15/41	62,000	66,062
Puget Sound Energy, Inc. 4.434%, 11/15/41	82,000	78,537
San Diego Gas & Electric Co. 3.95%, 11/15/41	64,000	58,842

	Principal Amount	Value

Utilities (Continued)
Southern California Edison Co. 6.05%, 3/15/39	$217,000	$260,522
Southern California Gas Co. 5.125%, 11/15/40	67,000	73,089
Southern Power Co. 5.15%, 9/15/41	90,000	88,853

		1,314,115

TOTAL CORPORATE BONDS (Cost $7,657,835)		6,826,646

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 1.6%
United States Treasury Bonds/ Notes — 1.6%
4.50%, 2/15/36	101,000	114,840
4.50%, 8/15/39	62,800	71,298
4.375%, 11/15/39	23,700	26,379
4.625%, 2/15/40	170,400	197,012
4.375%, 5/15/41	108,300	120,323

		529,852

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $562,271)		529,852

TOTAL INVESTMENTS — 99.4% (Cost $29,115,878)		$32,803,751
Other assets less liabilities — 0.6%		192,783

NET ASSETS — 100.0%		$32,996,534

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	28

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.0%
Basic Materials — 4.5%
Air Liquide SA (France)	376	$52,419
Air Products & Chemicals, Inc.	1,414	153,886
Axiall Corp.	800	36,240
BASF SE (Germany)	1,095	116,948
BHP Billiton Ltd. (Australia)	3,694	125,723
BHP Billiton PLC (United Kingdom)	2,375	72,245
Dow Chemical (The) Co.	1,822	71,167
E.I. du Pont de Nemours & Co.	1,375	84,398
Freeport-McMoRan Copper & Gold, Inc.	1,516	52,590
Glencore Xstrata PLC (Switzerland)*	12,724	64,512
H.B. Fuller Co.	414	21,209
Horsehead Holding Corp.*	2,300	34,431
KapStone Paper and Packaging Corp.	500	26,640
Linde AG (Germany)	227	46,360
Materion Corp.	900	25,884
Monsanto Co.	834	94,517
Newmont Mining Corp.	3,758	93,311
PolyOne Corp.	1,000	32,460
Rio Tinto PLC (United Kingdom)	1,473	78,612
Sensient Technologies Corp.	414	20,344
Sherwin-Williams (The) Co.	759	138,920
Syngenta AG (Switzerland)	111	43,597
Wausau Paper Corp.	2,300	27,922

		1,514,335

Communications — 9.9%
ADTRAN, Inc.	600	15,408
Amazon.com, Inc.*	667	262,545
Anixter International, Inc.*	308	27,227
ARRIS Group, Inc.*	1,314	26,963
AT&T, Inc.	8,731	307,418
Bankrate, Inc.*	900	16,866
BT Group PLC (United Kingdom)	9,079	55,369
Cisco Systems, Inc.	8,225	174,781
Comcast Corp., Class A	4,082	203,570
Consolidated Communications Holdings, Inc.	357	6,899
Deutsche Telekom AG (Germany)	3,506	55,667
Dice Holdings, Inc.*	2,800	20,384
DigitalGlobe, Inc.*	800	31,680
Discovery Communications, Inc., Class A*	1,594	139,108
Entravision Communications Corp., Class A	4,000	26,440
Facebook, Inc., Class A*	2,766	130,030
Finisar Corp.*	814	16,842
Google, Inc., Class A*	538	570,059
Harte-Hanks, Inc.	2,700	21,492
Leap Wireless International, Inc.*	1,470	24,417
News Corp., Class A*	7,800	140,088
Nielsen Holdings NV (Netherlands)	2,736	118,086
SoftBank Corp. (Japan)	1,114	90,147
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,576	44,541
Telefonica SA (Spain)	5,168	85,040
Thomson Reuters Corp. (Canada)	1,285	47,854
Verizon Communications, Inc.	4,725	234,454
ViaSat, Inc.*	528	31,770

	Number of Shares	Value

Communications (Continued)
Vodafone Group PLC (United Kingdom)	58,955	$218,791
Walt Disney (The) Co.	2,835	199,981

		3,343,917

Consumer, Cyclical — 8.5%
Adidas AG (Germany)	253	30,775
Alaska Air Group, Inc.	700	54,418
Bayerische Motoren Werke AG (Germany)	393	45,161
Bloomin’ Brands, Inc.*	1,400	36,680
Bob Evans Farms, Inc.	300	16,677
Brunswick Corp.	900	41,130
Cabela’s, Inc.*	800	49,000
Cie Financiere Richemont SA (Switzerland)	610	61,983
Columbia Sportswear Co.	334	23,176
Compass Group PLC (United Kingdom)	2,256	33,999
Cooper Tire & Rubber Co.	700	17,220
CVS Caremark Corp.	1,874	125,483
Daimler AG (Germany)	1,047	86,783
Dana Holding Corp.	1,399	28,372
Domino’s Pizza, Inc.	600	41,478
Fifth & Pacific Cos., Inc.*	1,200	39,192
Ford Motor Co.	5,907	100,892
Fred’s, Inc., Class A	1,700	29,512
General Motors Co.*	2,056	79,629
Genesco, Inc.*	300	22,473
Group 1 Automotive, Inc.	300	20,535
Hennes & Mauritz AB, Class B (Sweden)	1,092	46,281
Home Depot (The), Inc.	2,327	187,720
Honda Motor Co. Ltd. (Japan)	1,898	80,222
HSN, Inc.	600	34,440
Iconix Brand Group, Inc.*	600	23,808
Inditex SA (Spain)	264	42,096
Life Time Fitness, Inc.*	328	15,911
Lions Gate Entertainment Corp. (Canada)*	1,142	36,133
LVMH Moet Hennessy Louis Vuitton SA (France)	297	55,995
M/I Homes, Inc.*	1,200	26,364
Marriott Vacations Worldwide Corp.*	400	20,896
Men’s Wearhouse (The), Inc.	445	22,748
Mitsubishi Corp. (Japan)	1,493	29,366
Mobile Mini, Inc.*	500	20,200
NIKE, Inc., Class B	1,462	115,702
Nissan Motor Co. Ltd. (Japan)	2,670	24,395
Owens & Minor, Inc.	700	26,719
Republic Airways Holdings, Inc.*	2,200	24,772
Restoration Hardware Holdings, Inc.*	500	37,750
Ruby Tuesday, Inc.*	2,756	19,430
Six Flags Entertainment Corp.	928	34,531
Target Corp.	991	63,355
Toyota Motor Corp. (Japan)	3,130	194,927
UniFirst Corp.	200	20,448
W.W. Grainger, Inc.	477	123,028
Walgreen Co.	1,373	81,282
Wal-Mart Stores, Inc.	5,176	419,308
Wolverine World Wide, Inc.	1,000	32,910

		2,845,305

See Notes to Financial Statements.	29

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical — 19.5%
ABM Industries, Inc.	600	$16,686
Align Technology, Inc.*	743	40,598
Alkermes PLC (Ireland)*	1,400	56,532
Amgen, Inc.	1,158	132,105
AmSurg Corp.*	243	11,742
Anheuser-Busch InBev NV (Belgium)	996	101,706
Array BioPharma, Inc.*	4,800	27,456
AstraZeneca PLC (United Kingdom)	1,492	85,778
Avis Budget Group, Inc.*	1,100	40,546
Bayer AG (Germany)	998	133,168
Becton Dickinson and Co.	1,341	145,619
Boston Beer (The) Co., Inc., Class A*	200	48,960
Brink’s (The) Co.	500	16,765
British American Tobacco PLC (United Kingdom)	2,350	125,397
Cardinal Health, Inc.	2,325	150,194
Centene Corp.*	512	30,582
Coca-Cola Bottling Co. Consolidated	500	33,950
Coca-Cola (The) Co.	7,130	286,554
Convergys Corp.	1,000	20,520
CoStar Group, Inc.*	257	47,864
CSL Ltd. (Australia)	598	37,412
Cubist Pharmaceuticals, Inc.*	700	47,957
Danone (France)	702	51,014
Diageo PLC (United Kingdom)	2,956	94,127
Euronet Worldwide, Inc.*	500	24,225
FTI Consulting, Inc.*	314	14,102
Gilead Sciences, Inc.*	2,209	165,255
GlaxoSmithKline PLC (United Kingdom)	5,856	155,089
Hain Celestial Group (The), Inc.*	428	35,391
Hanger, Inc.*	228	8,856
Harris Teeter Supermarkets, Inc.	491	24,246
Humana, Inc.	1,110	115,429
Impax Laboratories, Inc.*	800	19,232
Isis Pharmaceuticals, Inc.*	1,000	38,760
Japan Tobacco, Inc. (Japan)	1,300	43,906
Jazz Pharmaceuticals PLC (Ireland)*	600	70,152
JM Smucker (The) Co.	741	77,242
Johnson & Johnson	4,362	412,907
Live Nation Entertainment, Inc.*	1,865	34,260
L’Oreal SA (France)	297	49,699
Magellan Health Services, Inc.*	239	14,627
MAKO Surgical Corp.*	2,100	62,916
MasterCard, Inc., Class A	192	146,076
Merck & Co., Inc.	4,755	236,942
Molina Healthcare, Inc.*	400	13,440
Mondelez International, Inc., Class A	2,723	91,302
Monster Worldwide, Inc.*	4,900	27,587
Nestle SA (Switzerland)	3,854	281,482
Novartis AG (Switzerland)	2,758	218,017
Novo Nordisk A/S, Class B (Denmark)	490	87,785
NuVasive, Inc.*	500	16,625
Orexigen Therapeutics, Inc.*	4,400	30,052
Performant Financial Corp.*	2,600	27,274
Pfizer, Inc.	11,295	358,390
Pharmacyclics, Inc.*	500	62,260
Pilgrim’s Pride Corp.*	2,555	41,851

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Procter & Gamble (The) Co.	4,295	$361,725
Raptor Pharmaceutical Corp.*	2,500	34,725
Reckitt Benckiser Group PLC (United Kingdom)	813	65,306
Roche Holding AG (Switzerland)	867	241,715
SABMiller PLC (United Kingdom)	1,182	60,983
Sanofi (France)	1,488	157,385
Seaboard Corp.	11	31,075
Seattle Genetics, Inc.*	1,000	41,090
Select Medical Holdings Corp.	1,399	12,115
Snyder’s-Lance, Inc.	700	20,167
Sotheby’s	700	35,882
Spectrum Brands Holdings, Inc.	514	36,278
Takeda Pharmaceutical Co. Ltd. (Japan)	841	40,841
Tesco PLC (United Kingdom)	9,214	52,460
Teva Pharmaceutical Industries Ltd. (Israel)	1,039	42,067
Theravance, Inc.*	1,100	41,536
TreeHouse Foods, Inc.*	299	20,975
Unilever NV (Netherlands)	1,945	76,643
Unilever PLC (United Kingdom)	1,536	62,055
UnitedHealth Group, Inc.	1,646	122,594
WellCare Health Plans, Inc.*	500	37,150
WEX, Inc.*	400	39,704
Whole Foods Market, Inc.	2,422	137,085
Wright Medical Group, Inc.*	400	11,924

		6,572,089

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,706	34,416

Energy — 8.1%
Apache Corp.	648	59,286
BG Group PLC (United Kingdom)	4,050	82,739
BP PLC (United Kingdom)	23,256	183,421
Cameron International Corp.*	1,703	94,329
Chevron Corp.	3,007	368,177
Continental Resources, Inc.*	1,231	132,345
CVR Energy, Inc.	871	34,387
Dril-Quip, Inc.*	335	36,368
Eni S.p.A (Italy)	3,030	72,915
Exxon Mobil Corp.	7,008	655,107
Gulfport Energy Corp.*	800	46,744
Helix Energy Solutions Group, Inc.*	928	20,611
Oasis Petroleum, Inc.*	857	39,533
Pioneer Natural Resources Co.	210	37,328
Royal Dutch Shell PLC, Class A (United Kingdom)	4,404	147,585
Schlumberger Ltd. (Netherland Antilles)	2,001	176,928
SolarCity Corp.*	800	41,824
Southwestern Energy Co.*	2,391	92,436
Statoil ASA (Norway)	1,307	29,524
Targa Resources Corp.	328	26,598
Total SA (France)	2,500	151,490
Valero Energy Corp.	3,854	176,205
Woodside Petroleum Ltd. (Australia)	760	25,873

		2,731,753

See Notes to Financial Statements.	30

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Financial — 19.9%
AIA Group Ltd. (Hong Kong)	14,278	$72,379
Allianz SE (Germany)	540	93,811
American Express Co.	1,745	149,721
American International Group, Inc.	2,294	114,127
American Tower Corp. REIT	639	49,695
Amtrust Financial Services, Inc.	770	32,194
Australia & New Zealand Banking Group Ltd. (Australia)	3,374	97,971
AXA SA (France)	2,044	53,562
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,967	83,251
Banco Santander SA (Spain)	13,228	117,606
Bancorp (The), Inc.*	1,700	31,110
Bank of America Corp.	15,797	249,909
Barclays PLC (United Kingdom)	16,866	74,984
Berkshire Hathaway, Inc., Class B*	3,825	445,727
BNP Paribas SA (France)	1,197	89,864
Boston Properties, Inc. REIT	1,047	104,166
Charles Schwab (The) Corp.	2,108	51,604
Citigroup, Inc.	4,597	243,273
CNO Financial Group, Inc.	2,200	37,224
Commonwealth Bank of Australia (Australia)	1,958	138,696
Community Trust Bancorp, Inc.	700	32,011
Credit Acceptance Corp.*	228	29,446
Credit Suisse Group AG (Switzerland)*	1,713	50,989
Deutsche Bank AG (Germany) (a)	1,240	59,798
DFC Global Corp.*	1,900	19,019
Dime Community Bancshares, Inc.	1,600	26,912
Dynex Capital, Inc. REIT	2,700	22,653
EastGroup Properties, Inc. REIT	300	18,177
EPR Properties REIT	500	25,145
Equity One, Inc. REIT	1,200	26,880
Financial Engines, Inc.	500	33,875
First American Financial Corp.	1,100	29,106
First Financial Bankshares, Inc.	300	19,914
FirstMerit Corp.	1,700	39,032
General Growth Properties, Inc. REIT	6,453	133,901
Geo Group (The), Inc. REIT	689	22,599
Glimcher Realty Trust REIT	1,500	14,565
Goldman Sachs Group (The), Inc.	699	118,089
Hancock Holding Co.	757	26,646
Hanmi Financial Corp.	1,600	32,896
Health Care REIT, Inc.	1,978	110,748
Healthcare Realty Trust, Inc. REIT	1,000	22,130
Higher One Holdings, Inc.*	2,400	23,616
Highwoods Properties, Inc. REIT	799	28,700
HSBC Holdings PLC (United Kingdom)	21,405	238,837
ING Groep NV (Netherlands)*	4,545	59,028
Investors Bancorp, Inc.	1,200	28,884
JPMorgan Chase & Co.	5,883	336,625
Kite Realty Group Trust REIT	4,500	29,475
LaSalle Hotel Properties REIT	1,000	31,320
Lexington Realty Trust REIT	2,100	21,567
Lloyds Banking Group PLC (United Kingdom)*	50,303	63,709
MarketAxess Holdings, Inc.	400	28,148
MetLife, Inc.	1,712	89,349
Mitsubishi Estate Co. Ltd. (Japan)	2,000	55,522
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,063	90,463

	Number of Shares	Value

Financial (Continued)
Mizuho Financial Group, Inc. (Japan)	25,171	$52,826
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	218	47,691
National Australia Bank Ltd. (Australia)	2,879	90,621
National Health Investors, Inc. REIT	300	17,661
Nationstar Mortgage Holdings, Inc.*	900	35,667
Ocwen Financial Corp.*	1,285	72,808
OMEGA Healthcare Investors, Inc. REIT	1,091	35,665
Piper Jaffray Cos.*	900	34,218
Portfolio Recovery Associates, Inc.*	600	35,040
Prospect Capital Corp.	2,600	29,666
Prosperity Bancshares, Inc.	600	38,478
Prudential PLC (United Kingdom)	3,051	65,251
PS Business Parks, Inc. REIT	157	12,296
RLJ Lodging Trust REIT	1,300	31,382
Roma Financial Corp.*	1,400	27,790
Ryman Hospitality Properties REIT	481	20,139
Sandy Spring Bancorp, Inc.	1,100	32,098
Simon Property Group, Inc. REIT	491	73,576
Sovran Self Storage, Inc. REIT	257	17,152
Standard Chartered PLC (United Kingdom)	2,863	67,859
Starwood Property Trust, Inc. REIT	1,714	47,769
Stifel Financial Corp.*	700	31,339
Strategic Hotels & Resorts, Inc. REIT*	2,200	19,646
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,501	74,284
Sun Communities, Inc. REIT	400	16,320
Susquehanna Bancshares, Inc.	1,900	23,921
T. Rowe Price Group, Inc.	1,734	139,518
Travelers (The) Cos., Inc.	585	53,083
Two Harbors Investment Corp. REIT	3,956	36,593
U.S. Bancorp	2,967	116,366
UBS AG (Switzerland)*	4,281	81,615
United Community Banks, Inc.*	1,900	34,865
Universal Health Realty Income Trust REIT	600	25,428
Visa, Inc., Class A	1,244	253,104
Webster Financial Corp.	900	26,532
Wells Fargo & Co.	8,190	360,524
Westpac Banking Corp. (Australia)	3,784	113,251
Zurich Insurance Group AG (Switzerland)*	177	49,386

		6,712,076

Industrial — 9.5%
A.O. Smith Corp.	856	46,352
ABB Ltd. (Switzerland)*	2,616	66,930
Acuity Brands, Inc.	366	37,526
Barnes Group, Inc.	600	21,900
Boeing (The) Co.	1,208	162,174
Brady Corp., Class A	500	15,665
Bristow Group, Inc.	343	27,509
Caterpillar, Inc.	1,019	86,207
Chart Industries, Inc.*	243	23,644
Comfort Systems USA, Inc.	1,800	36,900
CSX Corp.	1,538	41,941
Darling International, Inc.*	1,114	23,093
Deutsche Post AG (Germany)	1,036	36,643
Eagle Materials, Inc.	500	39,000
East Japan Railway Co. (Japan)	328	26,862

See Notes to Financial Statements.	31

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Eaton Corp. PLC (Ireland)	756	$54,931
EMCOR Group, Inc.	585	23,242
Emerson Electric Co.	1,115	74,694
EnerSys	433	30,895
European Aeronautic Defence and Space Co. NV (France)	702	49,850
FANUC Corp. (Japan)	141	23,728
Federal Signal Corp.*	2,700	42,201
FEI Co.	328	29,864
Generac Holdings, Inc.	700	37,282
General Dynamics Corp.	543	49,771
General Electric Co.	16,609	442,795
Genesee & Wyoming, Inc., Class A*	514	49,447
Graphic Packaging Holding Co.*	3,298	29,616
Hexcel Corp.*	1,028	45,160
Hitachi Ltd. (Japan)	4,997	36,827
Ingersoll-Rand PLC (Ireland)	2,012	143,697
Jacobs Engineering Group, Inc.*	890	53,195
Koninklijke Philips NV (Netherlands)	1,088	38,948
Louisiana-Pacific Corp.*	1,300	21,320
Middleby (The) Corp.*	171	37,764
Moog, Inc., Class A*	500	34,335
Newport Corp.*	1,900	32,585
NL Industries, Inc.	2,500	29,175
Norfolk Southern Corp.	489	42,880
Old Dominion Freight Line, Inc.*	900	46,377
PHI, Inc.*	800	33,976
Rolls-Royce Holdings PLC (United Kingdom)*	2,215	44,762
Schneider Electric SA (France)	651	55,118
Siemens AG (Germany)	940	124,151
Stanley Black & Decker, Inc.	1,102	89,692
Union Pacific Corp.	734	118,938
United Parcel Service, Inc., Class B	1,536	157,256
United Technologies Corp.	1,380	152,987
Vinci SA (France)	555	35,690
Waste Management, Inc.	3,208	146,542
Watts Water Technologies, Inc., Class A	400	24,048
Woodward, Inc.	657	28,185

		3,204,270

Technology — 11.5%
3D Systems Corp.*	1,000	75,160
Activision Blizzard, Inc.	7,442	128,077
Apple, Inc.	1,460	811,862
ASML Holding NV (Netherlands)	389	36,414
Aspen Technology, Inc.*	857	33,877
athenahealth, Inc.*	328	43,024
CACI International, Inc., Class A*	222	15,933
Canon, Inc. (Japan)	1,342	44,670
Cognizant Technology Solutions Corp., Class A*	1,891	177,546
CommVault Systems, Inc.*	414	30,988
Computer Programs & Systems, Inc.	500	30,760
EMC Corp.	3,185	75,962
Fidelity National Information Services, Inc.	2,002	101,461
First Solar, Inc.*	1,000	59,820
Guidewire Software, Inc.*	600	28,638

	Number of Shares	Value

Technology (Continued)
InnerWorkings, Inc.*	2,500	$17,200
Intel Corp.	8,527	203,283
International Business Machines Corp.	1,776	319,112
International Rectifier Corp.*	700	16,758
Mentor Graphics Corp.	1,085	24,440
Micron Technology, Inc.*	7,750	163,525
Microsemi Corp.*	857	20,937
Microsoft Corp.	15,060	574,237
MKS Instruments, Inc.	500	14,885
Oracle Corp.	7,437	262,452
PDF Solutions, Inc.*	1,300	30,160
PTC, Inc.*	1,105	35,957
Qlik Technologies, Inc.*	814	20,415
QUALCOMM, Inc.	2,746	202,051
SAP AG (Germany)	1,145	94,828
SciQuest, Inc.*	1,200	33,552
SS&C Technologies Holdings, Inc.*	800	34,488
SYNNEX Corp.*	343	22,693
Syntel, Inc.	328	28,985
Ultimate Software Group, Inc.*	257	40,269
Veeco Instruments, Inc.*	328	10,568

		3,864,987

Utilities — 1.5%
Centrica PLC (United Kingdom)	6,075	33,629
Cleco Corp.	600	27,426
Dominion Resources, Inc.	898	58,289
E.ON SE (Germany)	2,289	44,042
GDF Suez (France)	1,602	37,158
National Grid PLC (United Kingdom)	4,448	56,407
NextEra Energy, Inc.	667	56,422
Piedmont Natural Gas Co., Inc.	767	25,426
PPL Corp.	4,114	126,341
South Jersey Industries, Inc.	400	22,680

		487,820

TOTAL COMMON STOCKS (Cost $24,984,925)		31,310,968

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	165	43,787

Industrial — 0.0% (b)
Rolls-Royce Holdings PLC (United Kingdom)*	190,490	312
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	273,581	447

		759

TOTAL PREFERRED STOCKS (Cost $36,208)		44,546

	Principal Amount	Value

CORPORATE BONDS — 2.9%
Basic Materials — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 4.125%, 2/24/42	$5,000	$4,476

See Notes to Financial Statements.	32

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Principal Amount	Value

Basic Materials (Continued)
Ecolab, Inc. 5.50%, 12/08/41	$17,000	$18,121
Rio Tinto Finance USA PLC (United Kingdom) 4.125%, 8/21/42	18,000	15,545

		38,142

Communications — 0.2%
Corning, Inc. 4.75%, 3/15/42	5,000	4,910
Discovery Communications LLC 4.95%, 5/15/42	13,000	12,177
Viacom, Inc. 4.50%, 2/27/42	13,000	11,218
Vodafone Group PLC (United Kingdom) 4.375%, 2/19/43	19,000	16,259
Walt Disney (The) Co., Series E 4.125%, 12/01/41	20,000	18,404

		62,968

Consumer, Cyclical — 0.2%
Home Depot (The), Inc. 4.20%, 4/01/43	23,000	21,052
Lowe’s Cos., Inc. 5.125%, 11/15/41	13,000	13,467
McDonald’s Corp., MTN 3.70%, 2/15/42	17,000	14,579

		49,098

Consumer, Non-cyclical — 0.7%
AbbVie, Inc. 4.40%, 11/06/42	21,000	19,272
Amgen, Inc. 5.15%, 11/15/41	24,000	23,694
Anheuser-Busch InBev Worldwide, Inc. 3.75%, 7/15/42	15,000	12,946
Cigna Corp. 5.375%, 2/15/42	16,000	16,875
Diageo Investment Corp. 4.25%, 5/11/42	18,000	16,664
General Mills, Inc. 5.40%, 6/15/40	5,000	5,395
Gilead Sciences, Inc. 5.65%, 12/01/41	8,000	8,918
Kimberly-Clark Corp. 5.30%, 3/01/41	13,000	14,389
Kraft Foods Group, Inc. 5.00%, 6/04/42	17,000	16,678
Medtronic, Inc. 4.50%, 3/15/42	20,000	19,325
Merck & Co., Inc. 4.15%, 5/18/43	10,000	9,177
PepsiCo, Inc. 4.00%, 3/05/42	5,000	4,394
Pfizer, Inc. 4.30%, 6/15/43	27,000	25,337
Philip Morris International, Inc. 4.50%, 3/20/42	18,000	17,096

	Principal Amount	Value

Consumer, Non-cyclical (Continued)
UnitedHealth Group, Inc. 4.625%, 11/15/41	$8,000	$7,624
WellPoint, Inc. 4.625%, 5/15/42	8,000	7,313
Zoetis, Inc. 4.70%, 2/01/43	21,000	19,529

		244,626

Energy — 0.3%
Apache Corp. 4.75%, 4/15/43	20,000	19,727
Baker Hughes, Inc. 5.125%, 9/15/40	20,000	21,200
Devon Energy Corp. 4.75%, 5/15/42	22,000	20,363
Enterprise Products Operating LLC 4.85%, 8/15/42	33,000	30,926
Halliburton Co. 4.50%, 11/15/41	5,000	4,758
Plains All American Pipeline LP /PAA Finance Corp. 5.15%, 6/01/42	5,000	4,987
Statoil ASA (Norway) 5.10%, 8/17/40	10,000	10,437

		112,398

Financial — 0.3%
Berkshire Hathaway Finance Corp. 4.40%, 5/15/42	33,000	30,543
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN (Netherlands) 5.25%, 5/24/41	25,000	26,286
Simon Property Group LP 4.75%, 3/15/42	13,000	12,728
Travelers (The) Cos., Inc. 5.35%, 11/01/40	24,000	26,457

		96,014

Government — 0.1%
Inter-American Development Bank, Series E, MTN (Supranational) 3.875%, 10/28/41	19,000	17,394

Industrial — 0.4%
Caterpillar, Inc. 5.20%, 5/27/41	10,000	10,627
Deere & Co. 3.90%, 6/09/42	20,000	17,739
Dover Corp. 5.375%, 3/01/41	5,000	5,485
Illinois Tool Works, Inc. 4.875%, 9/15/41	5,000	5,028
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/42	5,000	4,987
Lockheed Martin Corp. 4.07%, 12/15/42	30,000	26,177

See Notes to Financial Statements.	33

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Principal Amount	Value

Industrial (Continued)
Norfolk Southern Corp. 4.837%, 10/01/41	$29,000	$28,134
7.90%, 5/15/97	6,000	8,172
Union Pacific Corp. 4.75%, 9/15/41	26,000	25,655
United Technologies Corp. 4.50%, 6/01/42	18,000	17,556

		149,560

Technology — 0.1%
Apple, Inc. 3.85%, 5/04/43	27,000	22,617
Intel Corp. 4.80%, 10/01/41	5,000	4,860
Microsoft Corp. 4.50%, 10/01/40	11,000	10,509

		37,986

Utilities — 0.5%
Arizona Public Service Co. 5.05%, 9/01/41	13,000	13,419
Atmos Energy Corp. 5.50%, 6/15/41	20,000	21,844
Consolidated Edison Co. of New York, Inc. 3.95%, 3/01/43	24,000	21,658
Florida Power & Light Co. 5.25%, 2/01/41	12,000	13,188
Georgia Power Co. 4.30%, 3/15/42	12,000	10,892
Nevada Power Co. 5.45%, 5/15/41	13,000	14,266
Oklahoma Gas & Electric Co. 5.25%, 5/15/41	10,000	10,655
Public Service Electric & Gas Co. 3.65%, 9/01/42	23,000	19,741
Puget Sound Energy, Inc. 4.434%, 11/15/41	17,000	16,282
San Diego Gas & Electric Co. 3.95%, 11/15/41	12,000	11,033
Southern California Gas Co. 5.125%, 11/15/40	12,000	13,091
Southern Power Co. 5.15%, 9/15/41	13,000	12,834

		178,903

TOTAL CORPORATE BONDS (Cost $1,069,683)		987,089

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 3.4%
United States Treasury Bonds/ Notes — 3.4%
4.50%, 2/15/36	66,200	75,271
4.75%, 2/15/37	107,000	125,867
4.375%, 11/15/39	191,200	212,815
4.625%, 2/15/40	98,700	114,114
4.375%, 5/15/40	75,800	84,322
3.875%, 8/15/40	84,800	86,847

	Principal Amount	Value

United States Treasury Bonds/ Notes (Continued)
4.75%, 2/15/41	$68,500	$80,702
4.375%, 5/15/41	183,400	203,760
3.125%, 2/15/42	177,100	156,401

		1,140,099

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $1,182,271)		1,140,099

SOVEREIGN BONDS — 0.3%
Tennessee Valley Authority 4.875%, 1/15/48	54,000	53,037
United Mexican States, MTN (Mexico) 4.75%, 3/08/44	37,000	32,671

TOTAL SOVEREIGN BONDS (Cost $91,950)		85,708

TOTAL INVESTMENTS — 99.7% (Cost $27,365,037)		$33,568,410
Other assets less liabilities — 0.3%		100,353

NET ASSETS — 100.0%		$33,668,763

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	34

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 33.8%
Basic Materials — 1.7%
Air Liquide SA (France)	58	$8,086
Air Products & Chemicals, Inc.	176	19,153
Axiall Corp.	100	4,530
BASF SE (Germany)	150	16,020
BHP Billiton Ltd. (Australia)	487	16,576
BHP Billiton PLC (United Kingdom)	311	9,460
Dow Chemical (The) Co.	233	9,101
E.I. du Pont de Nemours & Co.	181	11,110
Freeport-McMoRan Copper & Gold, Inc.	234	8,117
Glencore Xstrata PLC (Switzerland)*	1,636	8,295
H.B. Fuller Co.	100	5,123
Horsehead Holding Corp.*	300	4,491
KapStone Paper and Packaging Corp.	100	5,328
Linde AG (Germany)	29	5,923
Materion Corp.	100	2,876
Monsanto Co.	100	11,333
Newmont Mining Corp.	470	11,670
PolyOne Corp.	100	3,246
Rio Tinto PLC (United Kingdom)	191	10,193
Sherwin-Williams (The) Co.	87	15,924
Syngenta AG (Switzerland)	16	6,284
Wausau Paper Corp.	300	3,642

		196,481

Communications — 3.6%
ADTRAN, Inc.	100	2,568
Amazon.com, Inc.*	86	33,851
ARRIS Group, Inc.*	200	4,104
AT&T, Inc.	1,088	38,308
Bankrate, Inc.*	100	1,874
BT Group PLC (United Kingdom)	1,213	7,398
Cisco Systems, Inc.	1,028	21,845
Comcast Corp., Class A	507	25,285
Deutsche Telekom AG (Germany)	518	8,225
Dice Holdings, Inc.*	400	2,912
DigitalGlobe, Inc.*	100	3,960
Discovery Communications, Inc., Class A*	201	17,541
Entravision Communications Corp., Class A	500	3,305
Facebook, Inc., Class A*	346	16,265
Finisar Corp.*	200	4,138
Google, Inc., Class A*	65	68,874
Harte-Hanks, Inc.	300	2,388
Leap Wireless International, Inc.*	500	8,305
News Corp., Class A*	1,000	17,960
Nielsen Holdings NV (Netherlands)	330	14,243
SoftBank Corp. (Japan)	100	8,092
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	456	5,680
Telefonica SA (Spain)	628	10,334
Thomson Reuters Corp. (Canada)	164	6,107
Verizon Communications, Inc.	576	28,581
ViaSat, Inc.*	100	6,017
Vodafone Group PLC (United Kingdom)	7,381	27,392
Walt Disney (The) Co.	350	24,689

		420,241

	Number of Shares	Value

Consumer, Cyclical — 3.1%
Adidas AG (Germany)	32	$3,892
Alaska Air Group, Inc.	100	7,774
Bayerische Motoren Werke AG (Germany)	65	7,469
Bloomin’ Brands, Inc.*	200	5,240
Brunswick Corp.	100	4,570
Cabela’s, Inc.*	100	6,125
Cie Financiere Richemont SA (Switzerland)	77	7,824
Columbia Sportswear Co.	23	1,596
Compass Group PLC (United Kingdom)	307	4,627
Cooper Tire & Rubber Co.	100	2,460
CVS Caremark Corp.	235	15,736
Daimler AG (Germany)	137	11,356
Dana Holding Corp.	200	4,056
Domino’s Pizza, Inc.	100	6,913
Fifth & Pacific Cos., Inc.*	100	3,266
Ford Motor Co.	734	12,537
Fred’s, Inc., Class A	200	3,472
General Motors Co.*	260	10,070
Hennes & Mauritz AB, Class B (Sweden)	130	5,510
Home Depot (The), Inc.	295	23,798
Honda Motor Co. Ltd. (Japan)	272	11,497
HSN, Inc.	100	5,740
Iconix Brand Group, Inc.*	100	3,968
Inditex SA (Spain)	18	2,870
Life Time Fitness, Inc.*	100	4,851
Lions Gate Entertainment Corp. (Canada)*	200	6,328
LVMH Moet Hennessy Louis Vuitton SA (France)	37	6,976
M/I Homes, Inc.*	100	2,197
Men’s Wearhouse (The), Inc.	75	3,834
Mitsubishi Corp. (Japan)	166	3,265
Mobile Mini, Inc.*	100	4,040
NIKE, Inc., Class B	200	15,828
Nissan Motor Co. Ltd. (Japan)	300	2,741
Owens & Minor, Inc.	100	3,817
Republic Airways Holdings, Inc.*	300	3,378
Restoration Hardware Holdings, Inc.*	100	7,550
Ruby Tuesday, Inc.*	200	1,410
Six Flags Entertainment Corp.	100	3,721
Target Corp.	134	8,567
Toyota Motor Corp. (Japan)	420	26,155
W.W. Grainger, Inc.	59	15,217
Walgreen Co.	176	10,419
Wal-Mart Stores, Inc.	647	52,414
Wolverine World Wide, Inc.	200	6,582

		361,656

Consumer, Non-cyclical — 7.1%
ABM Industries, Inc.	100	2,781
Align Technology, Inc.*	100	5,464
Alkermes PLC (Ireland)*	200	8,076
Amgen, Inc.	147	16,770
Anheuser-Busch InBev NV (Belgium)	122	12,458
Array BioPharma, Inc.*	600	3,432
AstraZeneca PLC (United Kingdom)	204	11,728
Avis Budget Group, Inc.*	100	3,686
Bayer AG (Germany)	132	17,613

See Notes to Financial Statements.	35

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Becton Dickinson and Co.	172	$18,677
British American Tobacco PLC (United Kingdom)	319	17,022
Cardinal Health, Inc.	292	18,862
Centene Corp.*	100	5,973
Coca-Cola Bottling Co. Consolidated	100	6,790
Coca-Cola (The) Co.	892	35,849
Convergys Corp.	100	2,052
CSL Ltd. (Australia)	77	4,817
Cubist Pharmaceuticals, Inc.*	100	6,851
Danone (France)	87	6,322
Diageo PLC (United Kingdom)	337	10,731
Euronet Worldwide, Inc.*	100	4,845
Gilead Sciences, Inc.*	287	21,471
GlaxoSmithKline PLC (United Kingdom)	729	19,307
Hain Celestial Group (The), Inc.*	100	8,269
Hanger, Inc.*	100	3,884
Harris Teeter Supermarkets, Inc.	86	4,247
Humana, Inc.	138	14,351
Isis Pharmaceuticals, Inc.*	100	3,876
Japan Tobacco, Inc. (Japan)	200	6,755
Jazz Pharmaceuticals PLC (Ireland)*	100	11,692
JM Smucker (The) Co.	94	9,799
Johnson & Johnson	551	52,158
L’Oreal SA (France)	37	6,191
Live Nation Entertainment, Inc.*	300	5,511
Magellan Health Services, Inc.*	69	4,223
MAKO Surgical Corp.*	300	8,988
MasterCard, Inc., Class A	23	17,499
Merck & Co., Inc.	595	29,649
Molina Healthcare, Inc.*	100	3,360
Mondelez International, Inc., Class A	346	11,601
Monster Worldwide, Inc.*	600	3,378
Nestle SA (Switzerland)	487	35,568
Novartis AG (Switzerland)	346	27,351
Novo Nordisk A/S, Class B (Denmark)	70	12,541
Orexigen Therapeutics, Inc.*	500	3,415
Performant Financial Corp.*	300	3,147
Pfizer, Inc.	1,415	44,898
Pharmacyclics, Inc.*	100	12,452
Pilgrim’s Pride Corp.*	300	4,914
Procter & Gamble (The) Co.	535	45,057
Raptor Pharmaceutical Corp.*	300	4,167
Reckitt Benckiser Group PLC (United Kingdom)	88	7,069
Roche Holding AG (Switzerland)	107	29,831
SABMiller PLC (United Kingdom)	151	7,791
Sanofi (France)	186	19,673
Seaboard Corp.	1	2,825
Seattle Genetics, Inc.*	134	5,506
Snyder’s-Lance, Inc.	100	2,881
Sotheby’s	100	5,126
Spectrum Brands Holdings, Inc.	100	7,058
Takeda Pharmaceutical Co. Ltd. (Japan)	107	5,196
Tesco PLC (United Kingdom)	1,329	7,567
Teva Pharmaceutical Industries Ltd. (Israel)	125	5,061
Theravance, Inc.*	100	3,776
TreeHouse Foods, Inc.*	50	3,508
Unilever NV (Netherlands)	244	9,615

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Unilever PLC (United Kingdom)	175	$7,070
UnitedHealth Group, Inc.	199	14,822
WellCare Health Plans, Inc.*	100	7,430
Whole Foods Market, Inc.	307	17,376

		829,699

Diversified — 0.0% (a)
Hutchison Whampoa Ltd. (Hong Kong)	338	4,299

Energy — 3.0%
Apache Corp.	82	7,502
BG Group PLC (United Kingdom)	571	11,665
BP PLC (United Kingdom)	3,015	23,779
Cameron International Corp.*	211	11,687
Chevron Corp.	380	46,528
Continental Resources, Inc.*	155	16,664
CVR Energy, Inc.	100	3,948
Dril-Quip, Inc.*	50	5,428
Eni S.p.A. (Italy)	414	9,963
Exxon Mobil Corp.	882	82,450
Gulfport Energy Corp.*	100	5,843
Helix Energy Solutions Group, Inc.*	100	2,221
Oasis Petroleum, Inc.*	100	4,613
Pioneer Natural Resources Co.	26	4,622
Royal Dutch Shell PLC, Class A (United Kingdom)	554	18,565
Schlumberger Ltd. (Netherland Antilles)	255	22,547
SolarCity Corp.*	100	5,228
Southwestern Energy Co.*	290	11,211
Statoil ASA (Norway)	179	4,043
Targa Resources Corp.	100	8,109
Total SA (France)	320	19,391
Valero Energy Corp.	492	22,494
Woodside Petroleum Ltd. (Australia)	139	4,732

		353,233

Financial — 7.2%
AIA Group Ltd. (Hong Kong)	1,760	8,922
Allianz SE (Germany)	63	10,945
American Express Co.	219	18,790
American International Group, Inc.	294	14,627
American Tower Corp. REIT	76	5,911
Amtrust Financial Services, Inc.	110	4,599
Australia & New Zealand Banking Group Ltd. (Australia)	446	12,950
AXA SA (France)	258	6,761
Banco Bilbao Vizcaya Argentaria SA (Spain)	875	10,456
Banco Santander SA (Spain)	1,612	14,332
Bancorp (The), Inc.*	200	3,660
Bank of America Corp.	2,102	33,254
Barclays PLC (United Kingdom)	1,791	7,963
Berkshire Hathaway, Inc., Class B*	483	56,283
BNP Paribas SA (France)	151	11,336
Boston Properties, Inc. REIT	130	12,934
Charles Schwab (The) Corp.	259	6,340
Citigroup, Inc.	597	31,593
CNO Financial Group, Inc.	300	5,076
Commonwealth Bank of Australia (Australia)	247	17,496
Community Trust Bancorp, Inc.	100	4,573

See Notes to Financial Statements.	36

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Financial (Continued)
Credit Acceptance Corp.*	50	$6,458
Credit Suisse Group AG (Switzerland)*	218	6,489
Deutsche Bank AG (Germany) (b)	151	7,282
DFC Global Corp.*	200	2,002
Dime Community Bancshares, Inc.	200	3,364
Dynex Capital, Inc. REIT	300	2,517
EPR Properties REIT	100	5,029
Equity One, Inc. REIT	154	3,450
Financial Engines, Inc.	100	6,775
First American Financial Corp.	100	2,646
FirstMerit Corp.	200	4,592
General Growth Properties, Inc. REIT	820	17,014
Geo Group (The), Inc. REIT	92	3,018
Glimcher Realty Trust REIT	200	1,942
Goldman Sachs Group (The), Inc.	90	15,205
Hancock Holding Co.	100	3,520
Hanmi Financial Corp.	200	4,112
Health Care REIT, Inc.	246	13,773
Healthcare Realty Trust, Inc. REIT	100	2,213
Higher One Holdings, Inc.*	300	2,952
Highwoods Properties, Inc. REIT	97	3,484
HSBC Holdings PLC (United Kingdom)	2,737	30,539
ING Groep NV (Netherlands)*	568	7,377
Investors Bancorp, Inc.	100	2,407
JPMorgan Chase & Co.	741	42,400
Kite Realty Group Trust REIT	600	3,930
LaSalle Hotel Properties REIT	100	3,132
Lexington Realty Trust REIT	300	3,081
Lloyds Banking Group PLC (United Kingdom)*	6,709	8,497
MetLife, Inc.	211	11,012
Mitsubishi Estate Co. Ltd. (Japan)	100	2,776
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,692	10,884
Mizuho Financial Group, Inc. (Japan)	3,027	6,353
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	20	4,375
National Australia Bank Ltd. (Australia)	386	12,150
Nationstar Mortgage Holdings, Inc.*	100	3,963
Ocwen Financial Corp.*	200	11,332
OMEGA Healthcare Investors, Inc. REIT	146	4,773
Piper Jaffray Cos.*	100	3,802
Prospect Capital Corp.	300	3,423
Prosperity Bancshares, Inc.	100	6,413
Prudential PLC (United Kingdom)	411	8,790
RLJ Lodging Trust REIT	200	4,828
Roma Financial Corp.*	200	3,970
Ryman Hospitality Properties REIT	113	4,731
Sandy Spring Bancorp, Inc.	100	2,918
Simon Property Group, Inc. REIT	61	9,141
Standard Chartered PLC (United Kingdom)	415	9,836
Starwood Property Trust, Inc. REIT	200	5,574
Stifel Financial Corp.*	100	4,477
Strategic Hotels & Resorts, Inc. REIT*	300	2,679
Sumitomo Mitsui Financial Group, Inc. (Japan)	222	10,987
Susquehanna Bancshares, Inc.	200	2,518
T. Rowe Price Group, Inc.	234	18,827
Travelers (The) Cos., Inc.	75	6,806
Two Harbors Investment Corp. REIT	500	4,625

	Number of Shares	Value

Financial (Continued)
U.S. Bancorp	400	$15,688
UBS AG (Switzerland)*	553	10,543
United Community Banks, Inc.*	300	5,505
Universal Health Realty Income Trust REIT	100	4,238
Visa, Inc., Class A	156	31,740
Webster Financial Corp.	100	2,948
Wells Fargo & Co.	1,069	47,058
Westpac Banking Corp. (Australia)	516	15,443
Zurich Insurance Group AG (Switzerland)*	20	5,580

		838,707

Industrial — 3.4%
A.O. Smith Corp.	134	7,256
ABB Ltd. (Switzerland)*	315	8,059
Acuity Brands, Inc.	50	5,127
Barnes Group, Inc.	100	3,650
Boeing (The) Co.	149	20,004
Brady Corp., Class A	100	3,133
Caterpillar, Inc.	128	10,829
Comfort Systems USA, Inc.	200	4,100
CSX Corp.	199	5,427
Darling International, Inc.*	100	2,073
Deutsche Post AG (Germany)	132	4,669
Eagle Materials, Inc.	100	7,800
Eaton Corp. PLC (Ireland)	94	6,830
EMCOR Group, Inc.	100	3,973
Emerson Electric Co.	139	9,312
EnerSys	67	4,780
European Aeronautic Defence and Space Co. NV (France)	89	6,320
Federal Signal Corp.*	300	4,689
Generac Holdings, Inc.	100	5,326
General Dynamics Corp.	83	7,608
General Electric Co.	2,052	54,707
Genesee & Wyoming, Inc., Class A*	67	6,445
Graphic Packaging Holding Co.*	600	5,388
Hexcel Corp.*	100	4,393
Hitachi Ltd. (Japan)	1,000	7,370
Ingersoll-Rand PLC (Ireland)	252	17,997
Jacobs Engineering Group, Inc.*	113	6,754
Koninklijke Philips NV (Netherlands)	142	5,083
Louisiana-Pacific Corp.*	200	3,280
Moog, Inc., Class A*	100	6,867
Newport Corp.*	200	3,430
NL Industries, Inc.	300	3,501
Norfolk Southern Corp.	63	5,524
Old Dominion Freight Line, Inc.*	100	5,153
PHI, Inc.*	100	4,247
Rolls-Royce Holdings PLC (United Kingdom)*	314	6,345
Schneider Electric SA (France)	98	8,297
Siemens AG (Germany)	121	15,982
Stanley Black & Decker, Inc.	138	11,232
Union Pacific Corp.	100	16,205
United Parcel Service, Inc., Class B	183	18,735
United Technologies Corp.	176	19,511
Vinci SA (France)	70	4,501

See Notes to Financial Statements.	37

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Waste Management, Inc.	402	$18,363
Woodward, Inc.	100	4,290

		394,565

Technology — 4.2%
3D Systems Corp.*	100	7,516
Activision Blizzard, Inc.	933	16,057
Apple, Inc.	178	98,980
ASML Holding NV (Netherlands)	47	4,400
Aspen Technology, Inc.*	100	3,953
Canon, Inc. (Japan)	200	6,657
Cognizant Technology Solutions Corp., Class A*	238	22,346
CommVault Systems, Inc.*	100	7,485
Computer Programs & Systems, Inc.	100	6,152
EMC Corp.	414	9,874
Fidelity National Information Services, Inc.	248	12,569
First Solar, Inc.*	100	5,982
Guidewire Software, Inc.*	100	4,773
InnerWorkings, Inc.*	300	2,064
Intel Corp.	1,029	24,531
International Business Machines Corp.	225	40,427
International Rectifier Corp.*	100	2,394
Mentor Graphics Corp.	200	4,505
Micron Technology, Inc.*	1,044	22,028
Microsemi Corp.*	134	3,274
Microsoft Corp.	1,856	70,769
MKS Instruments, Inc.	100	2,977
Oracle Corp.	930	32,820
PDF Solutions, Inc.*	200	4,640
PTC, Inc.*	130	4,230
Qlik Technologies, Inc.*	134	3,361
QUALCOMM, Inc.	353	25,973
SAP AG (Germany)	157	13,003
SciQuest, Inc.*	100	2,796
SS&C Technologies Holdings, Inc.*	100	4,311
Syntel, Inc.	100	8,837
Ultimate Software Group, Inc.*	29	4,544

		484,228

Utilities — 0.5%
Centrica PLC (United Kingdom)	834	4,617
Cleco Corp.	100	4,571
Dominion Resources, Inc.	100	6,491
E.ON SE (Germany)	320	6,157
GDF Suez (France)	238	5,520
National Grid PLC (United Kingdom)	557	7,064
NextEra Energy, Inc.	85	7,190
Piedmont Natural Gas Co., Inc.	118	3,912
PPL Corp.	528	16,214

		61,736

TOTAL COMMON STOCKS (Cost $3,007,368)		3,944,845

PREFERRED STOCKS — 0.0% (a)
Consumer, Cyclical — 0.0% (a)
Volkswagen AG (Germany)	21	5,573

	Number of Shares	Value

Industrial — 0.0% (a)
Rolls-Royce Holdings PLC (United Kingdom)*	27,004	$44
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	37,366	61

		105

TOTAL PREFERRED STOCKS (Cost $4,593)		5,678

	Principal Amount	Value

CORPORATE BONDS — 35.8%
Basic Materials — 0.6%
BHP Billiton Finance USA Ltd. (Australia) 1.00%, 2/24/15	$68,000	$68,608

Communications — 1.2%
Orange SA (France) 4.375%, 7/08/14	37,000	37,804
Telefonica Emisiones S.A.U. (Spain) 4.949%, 1/15/15	10,000	10,445
Time Warner Cable, Inc. 7.50%, 4/01/14	51,000	52,115
Verizon Communications, Inc. 1.25%, 11/03/14	38,000	38,253

		138,617

Consumer, Cyclical — 0.5%
Toyota Motor Credit Corp., Series G 1.25%, 11/17/14	53,000	53,515

Consumer, Non-cyclical — 2.5%
Express Scripts Holding Co. 2.75%, 11/21/14	37,000	37,767
Novartis Capital Corp. 2.90%, 4/24/15	73,000	75,625
PepsiCo, Inc. 0.75%, 3/05/15	70,000	70,312
UnitedHealth Group, Inc. 4.875%, 3/15/15	100,000	105,479

		289,183

Energy — 1.5%
Enterprise Products Operating LLC, Series G 5.60%, 10/15/14	136,000	141,857
Shell International Finance BV (Netherlands) 4.00%, 3/21/14	37,000	37,411

		179,268

Financial — 19.9%
American International Group, Inc. 4.25%, 9/15/14	51,000	52,470
Bank of Montreal, MTN (Canada) 1.75%, 4/29/14	30,000	30,183
Bank of New York Mellon (The) Corp., MTN 4.30%, 5/15/14	110,000	111,966
Bank of Nova Scotia (Canada) 3.40%, 1/22/15	58,000	60,003
Barclays Bank PLC (United Kingdom) 5.20%, 7/10/14	70,000	72,005

See Notes to Financial Statements.	38

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Principal Amount	Value

Financial (Continued)
Citigroup, Inc. 6.375%, 8/12/14	$61,000	$63,441
4.75%, 5/19/15	94,000	99,255
General Electric Capital Corp. 5.90%, 5/13/14	71,000	72,763
Genworth Holdings, Inc. 5.75%, 6/15/14	52,000	53,582
Goldman Sachs Group, (The), Inc. 5.00%, 10/01/14	312,000	323,237
HSBC USA, Inc. 2.375%, 2/13/15	74,000	75,661
John Deere Capital Corp. 0.875%, 4/17/15	38,000	38,265
JPMorgan Chase & Co., MTN 1.875%, 3/20/15	75,000	76,149
Merrill Lynch & Co., Inc., MTN 5.00%, 1/15/15	278,000	291,004
MetLife, Inc. 5.00%, 6/15/15	142,000	151,361
Morgan Stanley, Series G, MTN 4.10%, 1/26/15	109,000	113,021
National Rural Utilities Cooperative Finance Corp. 1.00%, 2/02/15	50,000	50,386
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	24,000	24,867
Royal Bank of Canada, MTN (Canada) 1.45%, 10/30/14	76,000	76,832
US Bank NA 4.95%, 10/30/14	115,000	119,740
Wachovia Corp. 5.25%, 8/01/14	29,000	29,891
Wells Fargo & Co., MTN 1.25%, 2/13/15	53,000	53,476
Wells Fargo & Co. 5.00%, 11/15/14	275,000	286,467

		2,326,025

Government — 6.5%
African Development Bank (Supranational) 3.00%, 5/27/14	52,000	52,707
Asian Development Bank, Series G, MTN (Supranational) 2.75%, 5/21/14	52,000	52,623
European Investment Bank (Supranational) 4.625%, 5/15/14	515,000	525,395
International Finance Corp. (Supranational) 2.75%, 4/20/15	37,000	38,275
International Finance Corp., Series G (Supranational), MTN 3.00%, 4/22/14	37,000	37,409
Nordic Investment Bank (Supranational) 2.625%, 10/06/14	52,000	53,065

		759,474

	Principal Amount	Value

Industrial — 0.7%
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	$64,000	$64,789
United Technologies Corp. 4.875%, 5/01/15	18,000	19,119

		83,908

Technology — 1.4%
Hewlett-Packard Co. 6.125%, 3/01/14	87,000	88,136
International Business Machines Corp. 0.55%, 2/06/15	69,000	69,207

		157,343

Utilities — 1.0%
Constellation Energy Group, Inc. 4.55%, 6/15/15	50,000	52,655
Exelon Generation Co. LLC 5.35%, 1/15/14	65,000	65,352

		118,007

TOTAL CORPORATE BONDS (Cost $4,165,244)		4,173,948

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 29.2%
Federal Home Loan Mortgage Corporation — 0.7%
0.625%, 12/29/14	80,000	80,392

Federal National Mortgage Association — 1.3%
2.625%, 11/20/14	78,000	79,891
5.00%, 4/15/15	70,000	74,578

		154,469

United States Treasury Bonds/ Notes — 27.2%
1.00%, 1/15/14	382,000	382,440
1.75%, 1/31/14	378,000	379,056
0.25%, 3/31/14	772,000	772,316
4.75%, 5/15/14	582,900	595,139
0.25%, 5/31/14	157,000	157,104
4.25%, 8/15/14	69,000	70,991
2.375%, 9/30/14	148,000	150,720
0.50%, 10/15/14	53,000	53,164
0.25%, 12/15/14	74,000	74,085
4.00%, 2/15/15	82,000	85,751
2.50%, 3/31/15	197,000	203,006
2.125%, 5/31/15	198,000	203,669
0.25%, 5/15/16	49,000	48,837

		3,176,278

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $3,407,222)		3,411,139

See Notes to Financial Statements.	39

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund (Continued)

November 30, 2013 (Unaudited)

	Principal Amount	Value

SOVEREIGN BOND — 0.1%
Panama Government International Bond (Panama) 7.25%, 3/15/15	$8,000	$8,660

(Cost $8,627)

TOTAL INVESTMENTS — 98.9% (Cost $10,593,054)		$11,544,270
Other assets less liabilities — 1.1%		127,119

NET ASSETS — 100.0%		$11,671,389

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Less than 0.1%.

(b) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the fund.

See Notes to Financial Statements.	40

This Page is Intentionally Left Blank

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2013 (Unaudited)

	db X-trackers 2010 Target Date Fund	db X-trackers 2020 Target Date Fund	db X-trackers 2030 Target Date Fund
Assets
Investments in non-affiliates at fair value	$9,963,008	$27,522,742	$32,754,370
Investment in Affiliated Securities at fair value (See Note 5)	4,485	27,970	49,381
Cash	138,656	43,524	24,847
Foreign currency at value	6,248	19,424	42,434
Receivables:
Interest and dividends	50,262	138,985	144,195
Foreign tax reclaim	1,197	28,000	36,211
Prepaid expenses	3,384	4,106	4,061

Total Assets	$10,167,240	$27,784,751	$33,055,499

Liabilities
Payables:
Investment securities purchased	$44,500	$—	$—
Investment advisory fees	2,027	11,132	14,894
Accrued expenses and other liabilities	26,848	47,913	44,071

Total Liabilities	73,375	59,045	58,965

Net Assets	$10,093,865	$27,725,706	$32,996,534

Net Assets Consist of
Paid-in capital	$11,140,420	$26,994,891	$31,343,729
Undistributed net investment income	21,263	223,440	562,444
Accumulated net realized gain (loss)	(1,512,742)	(2,487,710)	(2,598,159)
Net unrealized appreciation (depreciation)	444,924	2,995,085	3,688,520

Net Assets	$10,093,865	$27,725,706	$32,996,534

Number of Common Shares outstanding	400,800	1,000,800	1,200,800

Net Assets Value	$25.18	$27.70	$27.48

Investments at cost	$9,517,893	$24,507,254	$29,038,022

Investments in Affiliates at cost	$4,875	$49,463	$77,856

Foreign currency at cost	$6,135	$19,378	$43,026

See Notes to Financial Statements.	42

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

November 30, 2013 (Unaudited)

	db X-trackers 2040 Target Date Fund	db X-trackers In-Target Date Fund
Assets
Investments in non-affiliates at fair value	$33,508,612	$11,536,988
Investment in Affiliated Securities at fair value (See Note 5)	59,798	7,282
Cash	10,015	135,830
Foreign currency at value	17,160	7,499
Receivables:
Interest and dividends	87,256	52,771
Foreign tax reclaim	39,892	2,917
Prepaid expenses	4,024	3,416

Total Assets	$33,726,757	$11,746,703

Liabilities
Payables:
Investment securities purchased	$—	$44,500
Investment advisory fees	14,724	2,892
Accrued expenses and other liabilities	43,270	27,922

Total Liabilities	57,994	75,314

Net Assets	$33,668,763	$11,671,389

Net Assets Consist of
Paid-in capital	$32,518,756	$10,623,093
Undistributed net investment income	436,657	43,153
Accumulated net realized gain (loss)	(5,491,235)	53,739
Net unrealized appreciation (depreciation)	6,204,585	951,404

Net Assets	$33,668,763	$11,671,389

Number of Common Shares outstanding	1,200,800	400,800

Net Assets Value	$28.04	$29.12

Investments at cost	$27,275,436	$10,585,744

Investments in Affiliates at cost	$89,601	$7,310

Foreign currency at cost	$17,191	$7,421

See Notes to Financial Statements.	43

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS

For the Six Months Ended November 30, 2013 (Unaudited)

	db X-trackers 2010 Target Date Fund	db X-trackers 2020 Target Date Fund	db X-trackers 2030 Target Date Fund
Investment Income
Unaffiliated interest income	$21,384	$41,151	$163,556
Unaffiliated dividend income*	24,387	149,849	265,810

Total Investment Income	45,771	191,000	429,366

Expenses
Advisory fees	32,342	90,291	109,155
Audit and tax fees	12,054	12,054	12,054
Legal fees	3,221	10,320	10,196
Directors	7,417	23,393	23,109
Insurance	8,998	9,005	9,005
Listing fees	9,221	9,221	9,221
Printing	4,197	13,245	13,045
Other	193	193	192

Total Expenses	77,643	167,722	185,977
Less fees waived and expenses reimbursed: (See Note 3)	(45,110)	(77,240)	(76,631)

Net Expenses	32,533	90,482	109,346

Net Investment Income	13,238	100,518	320,020

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	140,506	1,090,817	1,258,762
In-kind redemptions	—	690,505	872,574
Foreign currency related transactions	(99)	(320)	252

Net realized gain (loss)	140,407	1,781,002	2,131,588
Net change in unrealized appreciation (depreciation) on:
Investments	107,882	(66,168)	322,299
Foreign currency translations	267	1,776	1,470

Net change in unrealized appreciation (depreciation)	108,149	(64,392)	323,769

Net realized and unrealized gain (loss) on investments and foreign currency transactions	248,556	1,716,610	2,455,357

Net Increase (Decrease) in Net Assets from Operations	$261,794	$1,817,128	$2,775,377

* Foreign taxes withheld	$412	$2,070	$4,294

See Notes to Financial Statements.	44

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended November 30, 2013 (Unaudited)

	db X-trackers 2040 Target Date Fund	db X-trackers In-Target Date Fund
Investment Income
Unaffiliated interest income	$40,139	$17,647
Unaffiliated dividend income*	298,664	40,864

Total Investment Income	338,803	58,511

Expenses
Advisory fees	102,231	37,057
Audit and tax fees	12,054	12,054
Legal fees	10,085	3,687
Directors	22,860	8,454
Insurance	9,005	8,998
Listing fees	9,221	9,221
Printing	12,952	4,766
Other	192	193

Total Expenses	178,600	84,430
Less fees waived and expenses reimbursed: (See Note 3)	(76,178)	(47,182)

Net Expenses	102,422	37,248

Net Investment Income	236,381	21,263

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,635,931	269,662
In-kind redemptions	—	—
Foreign currency related transactions	800	(135)

Net realized gain (loss)	1,636,731	269,527
Net change in unrealized appreciation (depreciation) on:
Investments	1,731,618	193,221
Foreign currency translations	2,298	456

Net change in unrealized appreciation (depreciation)	1,733,916	193,677

Net realized and unrealized gain (loss) on investments and foreign currency transactions	3,370,647	463,204

Net Increase (Decrease) in Net Assets from Operations	$3,607,028	$484,467

* Foreign taxes withheld	$4,449	$810

See Notes to Financial Statements.	45

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	db X-trackers 2010 Target Date Fund		db X-trackers 2020 Target Date Fund
	For the Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,238	$26,010	$100,518	$333,644
Net realized gain (loss)	140,407	25,221	1,781,002	345,664
Net change in unrealized appreciation (depreciation)	108,149	365,842	(64,392)	3,726,866

Net increase (decrease) resulting from operations	261,794	417,073	1,817,128	4,406,174

Distributions to Shareholders from
Net investment income	—	(39,179)	—	(356,998)

Total distributions	—	(39,179)	—	(356,998)

Fund Shares Transactions:
Proceeds from shares sold	—	—	—	—
Value of shares redeemed	—	—	(5,188,581)	(4,870,232)

Net increase (decrease) in net assets resulting from fund share transactions	—	—	(5,188,581)	(4,870,232)

Total increase (decrease) in Net Assets	261,794	377,894	(3,371,453)	(821,056)

Net Assets
Beginning of period	9,832,071	9,454,177	31,097,159	31,918,215

End of period	$10,093,865	$9,832,071	$27,725,706	$31,097,159

Undistributed net investment income	$21,263	$8,025	$223,440	$122,922

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,800	400,800	1,200,800	1,400,800
Shares sold	—	—	—	—
Shares redeemed	—	—	(200,000)	(200,000)

Shares outstanding, end of period	400,800	400,800	1,000,800	1,200,800

See Notes to Financial Statements.	46

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers 2030 Target Date Fund		db X-trackers 2040 Target Date Fund
	For the Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$320,020	$676,005	$236,381	$547,457
Net realized gain (loss)	2,131,588	1,965,365	1,636,731	632,926
Net change in unrealized appreciation (depreciation)	323,769	3,396,480	1,733,916	5,562,129

Net increase (decrease) resulting from operations	2,775,377	6,037,850	3,607,028	6,742,512

Distributions to Shareholders from
Net investment income	—	(721,516)	—	(587,200)

Total distributions	—	(721,516)	—	(587,200)

Fund Shares Transactions:
Proceeds from shares sold	5,203,624	—	—	—
Value of shares redeemed	(5,246,577)	(4,886,296)	—	(4,451,251)

Net increase (decrease) in net assets resulting from fund share transactions	(42,953)	(4,886,296)	—	(4,451,251)

Total increase (decrease) in Net Assets	2,732,424	430,038	3,607,028	1,704,061

Net Assets
Beginning of period	30,264,110	29,834,072	30,061,735	28,357,674

End of period	$32,996,534	$30,264,110	$33,668,763	$30,061,735

Undistributed net investment income	$562,444	$242,424	$436,657	$200,276

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,200,800	1,400,800	1,200,800	1,400,800
Shares sold	200,000	—	—	—
Shares redeemed	(200,000)	(200,000)	—	(200,000)

Shares outstanding, end of period	1,200,800	1,200,800	1,200,800	1,200,800

See Notes to Financial Statements.	47

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers In-Target Date Fund
	For the Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$21,263	$54,828
Net realized gain (loss)	269,527	9,022
Net change in unrealized appreciation (depreciation)	193,677	803,651

Net increase (decrease) resulting from operations	484,467	867,501

Distributions to Shareholders from
Net investment income	—	(56,878)

Total distributions	—	(56,878)

Fund Shares Transactions:
Proceeds from shares sold	—	—
Value of shares redeemed	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	—

Total increase (decrease) in Net Assets	484,467	810,623

Net Assets
Beginning of period	11,186,922	10,376,299

End of period	$11,671,389	$11,186,922

Undistributed net investment income	$43,153	$21,890

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,800	400,800
Shares sold	—	—
Shares redeemed	—	—

Shares outstanding, end of period	400,800	400,800

See Notes to Financial Statements.	48

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2013 (Unaudited)
db X-trackers 2010 Target Date Fund			Year Ended May 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$24.53		$23.59	$23.98	$23.24	$22.09	$24.93

Income from Investment Operations:
Net investment income*	0.03		0.06	0.16	0.37	0.55	0.69
Net realized and unrealized gain (loss)	0.62		0.98	(0.35)	0.99	1.11	(2.67)
Contributions from advisor	—		—	—	0.04	—	—

Net increase (decrease) in net assets value from operations	0.65		1.04	(0.19)	1.40	1.66	(1.98)

Distributions paid to shareholders from:
Net investment income	—		(0.10)	(0.20)	(0.66)	(0.51)	(0.86)
Net realized capital gains	—		—	—	—	—	—

Total distributions	—		(0.10)	(0.20)	(0.66)	(0.51)	(0.86)

Net Asset Value, end of period	$25.18		$24.53	$23.59	$23.98	$23.24	$22.09

Total Return**	2.65%		4.41%	(0.79)%	6.09%	7.51%	(7.87)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$10,094		$9,832	$9,454	$14,408	$18,610	$17,693
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.56	%†	1.53%	1.39%	1.70%	2.10%	1.70%
Net investment income	0.27	%†	0.27%	0.67%	1.56%	2.32%	3.09%
Portfolio turnover rate	53	%††	86%	65%	58%	51%	54%

	For the Six Months Ended November 30, 2013 (Unaudited)
db X-trackers 2020 Target Date Fund			Year Ended May 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$25.90		$22.79	$24.00	$20.69	$18.56	$24.18

Income from Investment Operations:
Net investment income*	0.10		0.26	0.28	0.44	0.51	0.61
Net realized and unrealized gain (loss)	1.70		3.15	(1.12)	3.39	2.10	(5.64)
Contributions from advisor	—		—	—	0.01	—	—

Net increase (decrease) in net assets value from operations	1.80		3.41	(0.84)	3.84	2.61	(5.03)

Distributions paid to shareholders from:
Net investment income	—		(0.30)	(0.37)	(0.53)	(0.48)	(0.59)
Net realized capital gains	—		—	—	—	—	(0.00	)(a)

Total distributions	—		(0.30)	(0.37)	(0.53)	(0.48)	(0.59)

Net Asset Value, end of period	$27.70		$25.90	$22.79	$24.00	$20.69	$18.56

Total Return**	6.95%		15.04%	(3.49)%	18.71%	13.99%	(20.73)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$27,726		$31,097	$31,918	$38,412	$41,405	$37,142
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.21	%†	1.15%	1.16%	1.42%	1.90%	1.60%
Net investment income	0.72	%†	1.08%	1.20%	1.97%	2.43%	3.17%
Portfolio turnover rate	48	%††	52%	55%	49%	37%	64%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (for the year ended May 31, 2009 and through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	49

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2013 (Unaudited)
db X-trackers 2030 Target Date Fund			Year Ended May 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$25.20		$21.30	$22.06	$18.18	$16.07	$23.57

Income from Investment Operations:
Net investment income*	0.25		0.49	0.46	0.39	0.37	0.44
Net realized and unrealized gain (loss)	2.03		3.93	(0.74)	3.90	2.07	(7.54)
Contributions from advisor	—		—	—	0.00 (a)	—	—

Net increase (decrease) in net assets value from operations	2.28		4.42	(0.28)	4.29	2.44	(7.10)

Distributions paid to shareholders from:
Net investment income	—		(0.52)	(0.48)	(0.41)	(0.33)	(0.40)
Net realized capital gains	—		—	—	—	—	—

Total distributions	—		(0.52)	(0.48)	(0.41)	(0.33)	(0.40)

Net Asset Value, end of period	$27.48		$25.20	$21.30	$22.06	$18.18	$16.07

Total Return**	9.05%		20.94%	(1.17)%	23.74%	15.13%	(30.08)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$32,997		$30,264	$29,834	$35,307	$32,740	$28,937
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.11	%†	1.16%	1.18%	1.43%	1.95%	1.62%
Net investment income	1.91	%†	2.11%	2.17%	1.93%	2.01%	2.52%
Portfolio turnover rate	34	%††	46%	40%	39%	42%	64%

	For the Six Months Ended November 30, 2013 (Unaudited)
db X-trackers 2040 Target Date Fund			Year Ended May 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$25.03		$20.24	$21.69	$17.48	$15.35	$23.49

Income from Investment Operations:
Net investment income*	0.20		0.43	0.37	0.32	0.32	0.37
Net realized and unrealized gain (loss)	2.81		4.85	(1.44)	4.25	2.08	(8.15)

Net increase (decrease) in net assets value from operations	3.01		5.28	(1.07)	4.57	2.40	(7.78)

Distributions paid to shareholders from:
Net investment income	—		(0.49)	(0.38)	(0.36)	(0.27)	(0.36)
Net realized capital gains	—		—	—	—	—	—

Total distributions	—		(0.49)	(0.38)	(0.36)	(0.27)	(0.36)

Net Asset Value, end of period	$28.04		$25.03	$20.24	$21.69	$17.48	$15.35

Total Return**	12.03%		26.35%	(4.86)%	26.32%	15.59%	(33.03)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$33,669		$30,062	$28,358	$34,723	$31,477	$27,651
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.14	%†	1.17%	1.20%	1.43%	1.97%	1.65%
Net investment income	1.50	%†	1.88%	1.84%	1.64%	1.79%	2.21%
Portfolio turnover rate	29	%††	34%	34%	35%	38%	56%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (for the year ended May 31, 2009 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	50

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2013 (Unaudited)
db X-trackers In-Target Date Fund			Year Ended May 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$27.91		$25.89	$26.54	$25.07	$24.38	$25.46

Income from Investment Operations:
Net investment income*	0.05		0.14	0.16	0.25	0.33	0.47
Net realized and unrealized gain (loss)	1.16		2.02	(0.63)	1.61	0.70	(0.96)
Contributions from advisor	—		—	—	0.00 (a)	—	—

Net increase (decrease) in net assets value from operations	1.21		2.16	(0.47)	1.86	1.03	(0.49)

Distributions paid to shareholders from:
Net investment income	—		(0.14)	(0.18)	(0.39)	(0.34)	(0.59)
Net realized capital gains	—		—	—	—	—	(0.00	)(a)

Total distributions	—		(0.14)	(0.18)	(0.39)	(0.34)	(0.59)

Net Asset Value, end of period	$29.12		$27.91	$25.89	$26.54	$25.07	$24.38

Total Return**	4.34%		8.37%	(1.77)%	7.44%	4.23%	(1.87)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$11,671		$11,187	$10,376	$15,948	$20,074	$24,400
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.48	%†	1.47%	1.36%	1.66%	2.06%	1.57%
Net investment income	0.37	%†	0.51%	0.59%	0.96%	1.30%	1.91%
Portfolio turnover rate	47	%††	62%	59%	60%	42%	75%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (for the year ended May 31, 2009 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	51

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

db-X Exchange-Traded Funds Inc. (the “Company”) was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of November 30, 2013, there were five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds”) in operation and trading:

db X-trackers 2010 Target Date Fund	“db X-trackers 2010 Fund”
db X-trackers 2020 Target Date Fund	“db X-trackers 2020 Fund”
db X-trackers 2030 Target Date Fund	“db X-trackers 2030 Fund”
db X-trackers 2040 Target Date Fund	“db X-trackers 2040 Fund”
db X-trackers In-Target Date Fund	“db X-trackers In-Target Fund”

DBX Strategic Advisors LLC (“DBX” or the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

Each Fund offers shares, that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes: international equities, domestic equities, and fixed income, which includes cash, cash equivalents or short-term money market instruments. Short-term instruments include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the Funds are:

Fund	Underlying Index
db X-trackers 2010 Fund	Zacks 2010 Lifecycle Index
db X-trackers 2020 Fund	Zacks 2020 Lifecycle Index
db X-trackers 2030 Fund	Zacks 2030 Lifecycle Index
db X-trackers 2040 Fund	Zacks 2040 Lifecycle Index
db X-trackers In-Target Fund	Zacks In-Target Lifecycle Index

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Company’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Company enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

director’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Company expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Cash    Cash consists of cash held at banks and are on deposits with major financial institutions.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of November 30, 2013 (see the Schedule of Investments for security categories). For the six months ended November 30, 2013, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2013
db X-trackers 2010 Fund
Investments in Securities
Common Stocks	$2,302,431	$—	$—	$2,302,431
Preferred Stocks	4,043	—	—	4,043
Corporate Bonds	—	4,222,269	—	4,222,269
United States Government & Agencies Obligations	—	3,430,090	—	3,430,090
Sovereign Bond	—	8,660	—	8,660

Total Investments	$2,306,474	$7,661,019	$—	$9,967,493

db X-trackers 2020 Fund
Investments in Securities
Common Stocks	$14,494,508	$—	$—	$14,494,508
Preferred Stocks	20,866	—	—	20,866
Corporate Bonds	—	3,977,967	—	3,977,967
United States Government & Agencies Obligations	—	9,057,371	—	9,057,371

Total Investments	$14,515,374	$13,035,338	$—	$27,550,712

db X-trackers 2030 Fund
Investments in Securities
Common Stocks	$25,411,311	$—	$—	$25,411,311
Preferred Stocks	35,942	—	—	35,942
Corporate Bonds	—	6,826,646	—	6,826,646
United States Government & Agencies Obligations	—	529,852	—	529,852

Total Investments	$25,447,253	$7,356,498	$—	$32,803,751

db X-trackers 2040 Fund
Investments in Securities
Common Stocks	$31,310,968	$—	$—	$31,310,968
Preferred Stocks	44,546	—	—	44,546
Corporate Bonds	—	987,089	—	987,089
United States Government & Agencies Obligations	—	1,140,099	—	1,140,099
Sovereign Bonds	—	85,708	—	85,708

Total Investments	$31,355,514	$2,212,896	$—	$33,568,410

db X-trackers In-Target Fund
Investments in Securities
Common Stocks	$3,944,845	$—	$—	$3,944,845
Preferred Stocks	5,678	—	—	5,678
Corporate Bonds	—	4,173,948	—	4,173,948
United States Government & Agencies Obligations	—	3,411,139	—	3,411,139
Sovereign Bond	—	8,660	—	8,660

Total Investments	$3,950,523	$7,593,747	$—	$11,544,270

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the six months ended November 30, 2013, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of November 30, 2013, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translations” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) from foreign currency related transactions” on the Statements of Operations. Certain db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

For the services it provides to the Funds, the Advisor receives a unified advisory fee computed daily and payable monthly in an amount equal to 0.65% on an annualized basis of each Fund’s average daily net assets. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operations, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisor, including, but not limited to, cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

The Advisor pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•	10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and
•	5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

The Advisor pays TDAM a minimum annual fee of $35,000 per Fund.

The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses to 0.65% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2014. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. No amounts were reimbursed under this contractual arrangement during the six months ended November 30, 2013.

The amounts subject to potential reimbursement to the Advisor as of November 30, 2013 were as follows:

	Reimbursements available through:
	5/31/2014	5/31/2015	5/31/2016
db X-trackers 2010 Fund	$187,622	$84,788	$45,110
db X-trackers 2020 Fund	333,966	155,260	77,240
db X-trackers 2030 Fund	329,744	161,871	76,631
db X-trackers 2040 Fund	308,119	150,327	76,178
db X-trackers In-Target Fund	194,674	88,106	47,182

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the six months ended November 30, 2013, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Advisory Fees Waived by DBX	Fees & Expenses Assumed by DBX
db X-trackers 2010 Fund	$32,342	$12,768
db X-trackers 2020 Fund	77,240	—
db X-trackers 2030 Fund	76,631	—
db X-trackers 2040 Fund	76,178	—
db X-trackers In-Target Fund	37,057	10,125

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three are Independent Directors. The Company pays each Independent Director an annual fee of $30,000, plus a fee of $4,000 per meeting attended in-person or $1,000 per meeting attended telephonically. Each Independent Director also receives $2,000 per Audit Committee meeting attended in-person or $1,000 per meeting attended telephonically, although the Audit Committee Chairman receives $3,000 per Audit Committee meeting attended in-person. The Company reimburses each Director for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

4. Federal Income Taxes

At May 31, 2013, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Year of Expiration			Post-effective — no expiration short-term	Post-effective — no expiration long-term	Total Amount
	2017	2018	2019
db X-trackers 2010 Fund	$623,400	$1,020,627	$—	$—	$—	$1,644,027
db X-trackers 2020 Fund	418,939	3,713,736	—	47,629	59,593	4,239,897
db X-trackers 2030 Fund	58,423	4,568,179	71,703	—	—	4,698,305
db X-trackers 2040 Fund	1,809,203	4,936,668	352,525	—	15,264	7,113,660
db X-trackers In-Target Fund	—	211,212	—	—	—	211,212

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years (beginning on June 1, 2011) will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards presented in the table above may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of November 30, 2013, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
db X-trackers 2010 Fund	$9,531,890	$435,603	$499,004	$(63,401)
db X-trackers 2020 Fund	24,585,532	2,965,180	3,465,557	(500,377)
db X-trackers 2030 Fund	29,147,320	3,656,431	5,306,283	(1,649,852)
db X-trackers 2040 Fund	27,379,343	6,189,067	7,323,732	(1,134,665)
db X-trackers In-Target Fund	10,597,630	946,640	1,011,911	(65,271)

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the six month ended November 30, 2013.

	Fair Value 5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 11/30/2013	Dividend Income
db X-trackers 2010 Fund
Deutsche Bank AG (Common Stock)	$2,626	$1,708	$—	$151	$—	$4,485	$—
db X-trackers 2020 Fund
Deutsche Bank AG (Common Stock)	38,355	—	(10,340)	5,826	(5,871)	27,970	—
db X-trackers 2030 Fund
Deutsche Bank AG (Common Stock)	53,312	8,475	(14,034)	6,613	(4,985)	49,381	—
db X-trackers 2040 Fund
Deutsche Bank AG (Common Stock)	62,080	—	(3,873)	5,729	(4,138)	59,798	—
db X-trackers In-Target Fund
Deutsche Bank AG (Common Stock)	9,003	—	(1,891)	1,949	(1,779)	7,282	—

6. Investment Portfolio Transactions

For the six-months ended November 30, 2013, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases		Sales
	Other	U.S. Government	Other	U.S. Government
db X-trackers 2010 Fund	$3,839,850	$225,923	$1,667,978	$3,664,998
db X-trackers 2020 Fund	8,305,393	4,974,956	13,101,999	5,181,472
db X-trackers 2030 Fund	15,878,467	1,052,743	15,839,551	821,077
db X-trackers 2040 Fund	8,821,318	553,324	9,016,238	94,125
db X-trackers In-Target Fund	4,015,167	243,745	2,527,867	3,709,186

For the six months ended November 30, 2013 the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
db X-trackers 2020 Fund	$—	$2,999,244
db X-trackers 2030 Fund	4,069,199	5,231,114

7. Fund Share Transactions

As of November 30, 2013, there were 12.5 billion Fund shares of $0.0001 par value authorized by the Company. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Subsequent Events

The Company evaluated the need for disclosure and/or adjustment resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

db-X Exchange-Traded Funds Inc.

ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2013 on Form N-PX) is available without charge, upon request, (i) by calling 877-369-4617; (ii) on the Company’s website at www.dbxus.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 877-369-4617. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxus.com.

db-X Exchange-Traded Funds Inc.

PRIVACY POLICY NOTICE

DBX Strategic Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.dbxus.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

db-X Exchange-Traded Funds Inc.

This report is intended for the shareholders of the db-X Exchange-Traded Funds. It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing.

For this and more complete information about the fund call 877-369-4617 or visit the website www.dbxus.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. db-X Exchange-Traded Funds are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies will be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

db-X Exchange-Traded Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with db-X Exchange-Traded Funds Inc. or any other affiliate, nor is it affiliated with The Bank of New York Mellon, Amerivest Investment Management, LLC, or TDAM USA Inc.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Zacks and Zacks Lifecycle Index are servicemarks of Zacks Investment Research, Inc. (“Zacks”) and have been licensed for use by Deutsche Bank AG. The Fund is not sponsored, endorsed, issued, sold or promoted by Zacks. Zacks does not make any representations regarding the advisability of investing in the Funds.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

INVESTMENT ADVISOR

DBX Strategic Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

TDX 857

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule is included as a part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	db-X Exchange-Traded Funds Inc.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	February 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	February 10, 2014

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	February 10, 2014

* Print the name and title of each signing officer under his or her signature.